                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS AUGUST 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                                   COUPON     MATURITY       VALUE
-----     -----------                                                -----------   --------   ------------
          MUNICIPAL BONDS 99.1%
          ALABAMA 1.3%
$ 1,000   Alabama Spl Care Fac Fin Auth Methodist Home for the
          Aging                                                            6.300%  06/01/24   $  1,034,530
  4,500   Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City
          Fiber Co (AMT)                                                   6.450   12/01/23      4,702,995
  8,055   Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City
          Fiber Co (AMT)                                                   6.450   12/01/23      8,484,090
  3,000   Butler, AL Indl Dev Brd Solid GA Pacific Corp Proj Rfdg
          (AMT)                                                            5.750   09/01/28      3,064,860
  4,000   Colbert Cnty Northwest Auth Hlthcare Fac                         5.750   06/01/27      4,182,760
  3,280   Courtland, AL Indl Dev Brd Environmental Impt Rev Intl
          Paper Co Proj Ser A Rfdg (AMT)                                   5.800   05/01/22      3,518,489
  7,000   Courtland, AL Indl Dev Brd Environmental Impt Rev Intl
          Paper Co Proj Ser B (AMT)                                        6.250   08/01/25      7,623,210
  1,235   Courtland, AL Indl Dev Brd Solid Waste Disp Champion
          Intl Corp Proj Rfdg (AMT)                                        6.000   08/01/29      1,284,980
  2,460   Huntsville Carlton Cove, AL Carlton Cove Inc Proj Ser A
          (a)                                                              8.000   11/15/19      1,364,980
  5,000   Huntsville Carlton Cove, AL Carlton Cove Inc Proj Ser A          8.125   11/15/31      2,767,800
  4,000   Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Ser A          8.125   12/01/26      3,614,520
  7,500   Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Ser A          8.250   12/01/32      6,679,650
  1,250   Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)                6.350   05/15/35      1,358,512
 10,000   University AL Gen Rev Drivers Ser 529 (Inverse Fltg)
          (Acquired 10/05/04, Cost $10,301,478) (MBIA Insd) (a)
          (b) (c)                                                          7.189   07/01/12     11,283,500
                                                                                              ------------
                                                                                                60,964,876
                                                                                              ------------

          ALASKA 0.3%
    830   Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr
          (AMT)                                                            5.800   01/01/18        798,825
  3,545   Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr
          (AMT)                                                            5.875   01/01/32      3,362,645
  2,000   Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport
          (AMT) (Acquired 05/17/01, Cost $2,000,000) (c)                   8.125   05/01/31      2,117,440
  7,900   Juneau, AK City & Boro Nonrecourse Saint Ann's Care Ctr
          Proj                                                             6.875   12/01/25      7,258,204
                                                                                              ------------
                                                                                                13,537,114
                                                                                              ------------

          ARIZONA 2.9%
  1,415   Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network           6.375   12/01/37      1,574,244
  5,000   Arizona Hlth Fac Auth Rev Terraces Proj Ser A                    7.500   11/15/23      5,682,600
  9,000   Arizona Hlth Fac Auth Rev Terraces Proj Ser A                    7.750   11/15/33     10,271,790
  1,045   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl
          Med Ctr Ser A Rfdg                                               8.250   12/01/15      1,040,224
  6,850   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl
          Med Ctr Ser A Rfdg                                               7.250   12/01/19      7,492,256

  3,000   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl
          Med Ctr Ser A Rfdg                                               7.125   12/01/24      3,244,410
  6,750   Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl
          Med Ctr Ser A Rfdg                                               7.625   12/01/29      7,457,805
  2,950   Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth
          Ctr Proj                                                         7.750   12/01/30      3,335,712
  1,475   Coconino Cnty, AZ Pollutn Ctl Corp Rev Tucson Elec Pwr
          Navajo Ser A (AMT)                                               7.125   10/01/32      1,557,762
  5,975   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn
          AZ Proj                                                          7.500   03/01/35      6,565,748
  7,395   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn
          AZ Ser A                                                         6.200   09/01/28      7,471,390
  1,000   Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn
          AZ Proj                                                          6.300   09/01/38      1,009,110
  5,500   Maricopa Cnty, AZ Indl Dev Auth Multi-Family Hsg Rev
          Natl Hlth Fac II Proj Ser B (Acquired 01/05/98, Cost
          $5,500,000) (c)                                                  6.625   07/01/33      3,951,750
  2,830   Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj
          Ser A                                                            7.750   04/01/15      2,959,020
 11,745   Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj
          Ser A                                                            7.875   04/01/27     12,264,129
  5,200   Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A
          Rfdg                                                             6.375   08/15/29      5,275,504
  3,500   Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A
          Rfdg                                                             6.500   08/15/31      3,568,915
    800   Phoenix, AZ Indl Dev Auth Arpt Fac Rev America West
          Airl Inc Proj (AMT)                                              6.250   06/01/19        655,240
  2,905   Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter
          Sch Proj (a)                                                     7.750   08/01/33      2,963,013
  1,000   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Milestones
          Charter Sch Proj                                                 6.750   11/01/33      1,019,910
  2,750   Pima Cnty, AZ Indl Dev Auth Ed Rev Horizon Cmnty
          Learning Ctr Rfdg                                                5.250   06/01/35      2,810,747
  3,030   Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter
          Sch Dist (a)                                                     7.500   11/01/33      3,103,053
  4,345   Pima Cnty, AZ Indl Dev Auth Fac Rev Desert Heights
          Charter Sch (a)                                                  7.500   08/01/33      4,432,769
  3,500   Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch
          Proj                                                             7.500   02/01/34      3,573,150
  6,750   Pima Cnty, AZ Indl Dev Auth Rev La Posada at Park Ctr
          Ser A                                                            7.000   05/15/27      7,039,035
    905   Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev            6.500   12/01/12        930,964
  1,000   Sundance Cmnty Fac Dist AZ                                       6.250   07/15/29      1,048,090
  3,736   Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2         7.125   07/01/27      4,089,687
    980   Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3         6.500   07/01/29      1,033,381
  3,235   Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living
          Ser A (AMT)                                                      6.500   07/01/31      3,016,023
  7,600   Verrado Cmnty Fac Dist No 1 AZ                                   6.500   07/15/27      8,446,108
  4,000   Vistancia Cmnty Fac Dist AZ                                      6.750   07/15/22      4,349,320
  4,000   Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai
          Regl Med Ctr Ser A                                               6.000   08/01/33      4,355,440
                                                                                              ------------
                                                                                               137,588,299
                                                                                              ------------

          ARKANSAS 0.0%
  2,825   Jackson Cnty, AR Hlthcare Fac Brd First Mtg Hosp Rev
          Newport Hosp & Clinic Inc                                        7.375   11/01/11      1,714,069
                                                                                              ------------

          CALIFORNIA 7.6%
  1,035   Abag Fin Auth For Nonprofit Corps CA Ctf Part                    6.375   11/15/15      1,117,562
  3,455   Abag Fin Auth For Nonprofit Corps CA Ctf Part                    6.375   11/15/28      3,685,138
  1,000   Abag Fin Auth Nonprofit Corp CA American Baptist Homes
          Ser A Rfdg                                                       5.850   10/01/27      1,013,790

  3,200   Abag Fin Auth Nonprofit Corp CA American Baptist Homes
          Ser A Rfdg                                                       6.200   10/01/27      3,287,904
  4,165   Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist
          No 2002-1 (LOC: American Express Co.)                            6.500   09/01/33      4,354,424
  4,935   Beaumont, CA Fin Auth Loc Agy Rev Ser A                          7.000   09/01/33      5,629,897
  1,875   Beaumont, CA Fin Auth Loc Agy Rev Ser D                          5.800   09/01/35      1,988,512
  3,000   Blythe, CA Redev Agy Proj                                        5.750   05/01/34      3,106,590
  1,500   Brentwood, CA Infrastructure CIFP 2004-1                         5.875   09/02/34      1,546,575
  2,080   California Ed Fac Auth Rev Pacific Graduate Sch of
          Psych (Acquired 06/07/96, Cost $2,080,000) (a) (c)               8.000   11/01/21      2,173,538
  7,065   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr
          Rfdg                                                             5.000   11/15/34      7,315,384
 10,450   California Hlth Fac Fin Auth Rev Hlth Fac Adventist
          Hlth Sys Ser A                                                   5.000   03/01/33     10,729,328
  2,570   California St                                                    5.250   09/01/26      2,751,545
  5,000   California St                                                    5.250   02/01/29      5,484,550
  5,000   California St                                                    5.000   02/01/33      5,234,300
  5,000   California St Drivers Ser 519 (Inverse Fltg) (Acquired
          09/22/04, Cost $5,214,564) (MBIA Insd) (a) (b) (c)               7.199   02/01/31      5,534,300
  9,840   California St Drivers Ser 997 (Inverse Fltg) (Acquired
          07/12/05, Cost $11,346,831) (MBIA Insd) (a) (b) (c)              7.201   09/01/12     11,065,966
  6,590   California St Rites PA 1311 A (Inverse Fltg) (Acquired
          06/28/05, Cost $7,439,781) (MBIA Insd) (a) (b) (c)               6.779   06/01/26      7,463,702
  6,905   California St Rites PA 1311 B (Inverse Fltg) (Acquired
          06/28/05, Cost $7,771,923) (MBIA Insd) (a) (b) (c)               6.779   06/01/27      7,809,003
  7,230   California St Rites PA 1311 C (Inverse Fltg) (Acquired
          06/28/05, Cost $8,137,943) (MBIA Insd) (a) (b) (c)               6.779   06/01/28      8,152,765
  2,575   California St Rites PA 1311 D (Inverse Fltg) (Acquired
          06/28/05, Cost $2,895,201) (MBIA Insd) (a) (b) (c)               6.779   06/01/29      2,895,150
  5,000   California St Vets (AMT)                                         5.050   12/01/36      5,201,550
  2,870   California Statewide Cmnty Dev Auth Multi-Family Rev
          Hsg Heritage Pointe Sr Apt Ser QQ (AMT) (Acquired
          02/19/02, Cost $2,862,825) (c)                                   7.500   10/01/26      2,956,789
  4,000   California Statewide Cmnty Dev Auth Rev Elder Care
          Alliance Ser A                                                   8.000   11/15/22      4,168,320
  2,000   California Statewide Cmnty Dev Auth Rev Notre Dame De
          Namur Univ                                                       6.500   10/01/23      2,075,500
  2,500   California Statewide Cmnty Dev Auth Rev Notre Dame De
          Namur Univ                                                       6.625   10/01/33      2,601,200
  5,000   California Statewide Cmnty Dev Auth Rev San Francisco
          Art Institute (Acquired 07/05/02, Cost $5,000,000) (c)           7.375   04/01/32      5,074,000
  5,500   California Statewide Cmnty Dev Auth Rev Thomas
          Jefferson Sch of Law (Prerefunded @ 10/01/11)                    7.750   10/01/31      6,827,095
  3,220   California Statewide Cmnty Hosp Napa Vly Proj Ser A              7.000   01/01/34      3,389,597
  2,000   California Statewide Cmnty Insd Hlth Fac LA Jewish Home
          (CA MTG Insd)                                                    5.500   11/15/33      2,175,140
  1,360   Chino, CA Fac Dist No 3 Impt Area 1                              5.750   09/01/34      1,430,679
  2,850   Contra Costa Cnty, CA Multi-Family Hsg Rev (AMT)
          (Acquired 06/08/99, Cost $2,850,000) (c)                         6.750   12/01/30      2,951,602
  1,500   Corona Norco, CA Uni Sch D Ser A                                 5.700   09/01/29      1,548,375
  1,905   Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser B                   6.500   09/01/28      2,011,070
  3,695   Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra                  5.850   09/01/25      3,805,665

  3,000   Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra                  6.000   09/01/34      3,110,760
  2,250   Golden St Tob Securitization Corp CA Tob Settlement Rev
          Ser A-1                                                          6.625   06/01/40      2,568,105
  5,000   Golden St Tob Securitization Corp CA Tob Settlement Rev
          Enhanced Ser A                                                   5.000   06/01/45      5,217,300
 15,685   Golden St Tob Securitization Ser 2003 A-1                        6.750   06/01/39     18,098,765
  1,000   Imperial Beach, CA Pub Palm Ave Coml Redev Proj Ser A            5.850   06/01/28      1,045,450
  3,000   Imperial Beach, CA Pub Palm Ave Coml Redev Proj Ser A            6.000   06/01/33      3,143,700
    885   Indio, CA Pub Fin Auth Rev Tax Increment (Prerefunded @
          08/15/06)                                                        6.500   08/15/27        921,878
  1,500   Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B         6.375   08/15/33      1,577,175
  1,000   Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B         6.500   08/15/34      1,060,870
  1,000   Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4            5.375   09/02/26      1,031,580
  1,500   Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2            5.500   09/02/29      1,547,310
  4,000   Jurupa, CA Cmnty Svcs Dist Spl Cmnty Fac Dist No 4 Ser A         5.700   09/01/34      4,129,240
  3,500   La Verne, CA Ctf Part Brethren Hillcrest Homes Ser B             6.625   02/15/25      3,896,410
  2,290   Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser F                 7.100   09/01/20      2,473,131
  2,500   Lincoln, CA Spl Tax Cmnty Fac Dist No 2003 Ser 1                 6.000   09/01/34      2,659,450
  1,000   Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades
          Business Pk                                                      6.400   09/01/22      1,051,830
  5,415   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Fac
          Sublease Contl Airl (AMT)                                        9.250   08/01/24      5,482,687
  3,250   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Fac
          Sublease LA Intl Ser A-1 Rfdg                                    7.125   12/01/24      3,413,280
  3,000   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C
          (AMT)                                                            7.000   12/01/12      3,117,660
 34,700   Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C
          (AMT)                                                            7.500   12/01/24     37,041,556
  9,000   Los Angeles, CA Rites PA 1270 (Inverse Fltg) (Acquired
          08/09/04, Cost $10,247,756) (a) (b) (c)                          6.847   03/01/12     10,842,660
  6,675   Millbrae, CA Residential Fac Rev Magnolia of Millbrae
          Proj Ser A (AMT)                                                 7.375   09/01/27      6,856,360
  1,000   Moreno Valley, CA Spl Tax Towngate Cmnty Fac Dist 87-1           7.125   10/01/23      1,002,110
  2,000   Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area Ser
          B                                                                6.000   09/01/34      2,147,280
  3,645   Norco, CA Spl Tax Cmnty Fac Dist No 01-1                         6.750   09/01/22      4,115,679
  1,000   Oakley, CA Pub Fin Auth Rev                                      6.000   09/02/28      1,030,280
  1,000   Oakley, CA Pub Fin Auth Rev                                      6.000   09/02/34      1,032,210
  2,000   Orange Cnty, CA Cmnty Fac Tax 04 Ladera Ranch Ser A              5.000   08/15/25      2,028,120
  4,000   Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser A                  6.375   09/01/32      4,381,840
  2,000   Perris, CA Pub Fin Auth Loc Agy Rev Ser D                        7.875   09/01/25      2,045,460
  2,700   Reedley, CA Ctf Part (Prerefunded @ 10/01/06)                    7.500   10/01/26      2,789,289
  1,845   Riverside CA Uni Sch Dist Tax Cmnty Fac Dist 15 Impt
          Area 1                                                           5.600   09/01/34      1,904,630
  1,520   Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1 Ser A
          (Prerefunded @ 09/01/05) (a)                                     6.700   09/01/17      1,550,400
  1,990   Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1 Ser A
          (Prerefunded @ 09/01/05)                                         6.750   09/01/27      2,029,800
  2,000   San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101          6.600   09/01/27      2,123,720

  2,630   San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101          6.650   09/01/32      2,785,959
  6,120   San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Ser
          A (AMT)                                                          6.400   12/01/41      6,005,066
  1,000   San Marcos, CA Pub Fac Auth Ser A                                5.650   09/01/36      1,018,790
 10,000   San Marcos, CA Pub Fac Auth Ser B                                6.200   09/01/35     10,430,900
  1,355   Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II Rfdg
          (Acquired 07/28/98, Cost $1,355,000) (c)                         6.000   09/01/12      1,395,650
  1,000   Snowline, CA Jt Uni Sch Dist No 2002 1 Ser A                     5.400   09/01/34      1,030,530
  7,000   Southern CA Logistics Arpt Auth Proj                             6.250   12/01/33      7,441,490
  1,665   Torrance, CA Hosp Rev Torrance Memorial Med Ctr Ser A            5.500   06/01/31      1,769,562
  1,600   Turlock, CA Hlth Fac Rev Ctf Part Emanuel Med Ctr Inc            5.375   10/15/34      1,678,800
  1,000   Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A              5.900   09/01/24      1,070,450
  1,500   Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A              6.000   09/01/34      1,590,300
  7,115   Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien
          Rfdg                                                             6.250   10/01/28      7,588,646
  2,000   Vallejo, CA Ctf Part Touro Univ                                  7.250   06/01/16      2,161,220
  3,860   Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist Ser
          A                                                                5.800   09/01/31      4,012,817
  4,000   Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake                6.250   09/01/34      4,097,480
  1,060   Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B (a)              6.000   09/01/31      1,130,925
  1,880   Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B (a)              6.000   09/01/39      2,004,400
                                                                                              ------------
                                                                                               354,237,465
                                                                                              ------------

          COLORADO 3.0%
  2,175   Antelope Heights Met Dist CO                                     8.000   12/01/23      2,419,078
  1,620   Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj
          Rfdg (AMT) (Acquired 04/16/99, Cost $1,620,000) (c)              6.250   12/01/18      1,502,129
  1,060   Beacon Pt Met Dist Co Ser A                                      6.125   12/01/25      1,065,480
  1,005   Beacon Pt Met Dist Co Ser A                                      6.250   12/01/35      1,008,648
  1,845   Bradburn Met Dist No 3 CO                                        7.500   12/01/33      1,993,467
  1,895   Briargate Ctr Business Impt Dist CO Ser A                        7.450   12/01/32      1,930,171
  2,410   Briargate Ctr Business Impt Dist CO Spl Assmt Rev Impt
          Dist No 02-1 Ser B                                               7.400   12/01/27      2,558,456
  4,000   Bromley Pk Met Dist CO No 2                                      8.050   12/01/32      4,121,520
  2,000   Bromley Pk Met Dist CO No 2 Ser B                                8.050   12/01/32      2,060,760
  4,790   Broomfield Vlg Met Dist No 2 CO Impt Rfdg                        6.250   12/01/32      4,834,595
  4,835   Colorado Ed & Cultural Fac Auth Rev Charter Sch
          Frontier Academy                                                 7.375   06/01/31      5,032,220
  2,500   Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte
          Academy Ser A (Prerefunded @ 03/01/10)                           7.250   03/01/32      2,922,575
  1,005   Colorado Ed & Cultural Fac Auth Rev Denver Academy Ser
          A Rfdg                                                           7.000   11/01/23      1,115,208
    810   Colorado Ed & Cultural Fac Auth Rev Denver Academy Ser
          A Rfdg                                                           7.125   11/01/28        902,623
  2,165   Colorado Ed & Cultural Fac Montessori Sch of Denver Proj         7.500   06/01/22      2,319,386
  1,100   Colorado Hlth Fac Auth Hlth & Residential Care Fac
          Volunteers of Amer Ser A                                         6.000   07/01/29      1,124,002
  1,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A               6.250   08/15/13        946,640
  5,500   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A               6.375   08/15/24      4,853,860
  1,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser B               7.250   08/15/27        990,650

  1,590   Colorado Hlth Fac Auth Rev Christian Living Campus Ser A         6.850   01/01/15      1,645,348
  3,000   Colorado Hlth Fac Auth Rev Christian Living Campus Ser A         6.750   01/01/30      3,036,510
  1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran Ser A            5.250   06/01/34      1,049,480
  4,250   Colorado Hlth Fac Auth Rev Impt Volunteers Ser A Rfdg            5.875   07/01/28      4,316,470
    590   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser A         6.800   07/01/09        613,146
  3,250   Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser
          A (a)                                                            7.250   07/01/22      3,368,592
    325   Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)              6.800   04/01/30        340,125
  3,000   Cottonwood Wtr & Santn Dist CO Ser A Rfdg                        7.750   12/01/20      3,126,300
  2,750   Denver, CO Hlth & Hosp Auth Ser A Rfdg                           6.250   12/01/33      3,050,217
  1,600   Eagle Cnty, CO Air Term Corp Rev Arpt Term Proj (AMT)            7.500   05/01/21      1,637,344
  1,545   Eagle Cnty, CO Air Term Corp Ser A (AMT)                         7.000   05/01/21      1,639,477
  1,455   Eagle Cnty, CO Air Term Corp Ser A (AMT)                         7.125   05/01/31      1,545,414
  2,930   Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev
          Ser A (a)                                                        6.300   07/01/29      3,071,812
  1,735   Eaglebend, CO Affordable Hsg Corp Multi-Family Rev Hsg
          Proj Ser A                                                       6.400   07/01/17      1,766,872
  1,500   Eaglebend, CO Affordable Hsg Corp Multi-Family Rev Hsg
          Proj Ser A                                                       6.450   07/01/21      1,522,395
  3,000   Elk Vly, CO Pub Impt Pub Impt Fee Ser A                          7.350   09/01/31      3,221,820
  5,300   Fronterra Vlg Met Dist CO (a)                                    8.050   12/01/31      5,813,941
  1,150   High Plains Met Dist Co Ser A                                    6.125   12/01/25      1,175,334
  1,750   High Plains Met Dist Co Ser A                                    6.250   12/01/35      1,789,392
  4,500   La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj
          Ser A Rfdg                                                       6.875   02/01/12      4,572,810
  3,875   Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser A
          (AMT)                                                            7.000   10/01/18      3,176,376
    500   Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser B
          (a)                                                              6.125   10/01/08        419,565
  6,840   Lake Creek Affordable Hsg Corp Hsg Proj Ser A Rfdg               6.250   12/01/23      6,711,613
  6,200   Montrose Cnty, CO Hlthcare Fac Rev Homestead at
          Montrose Ser A                                                   7.000   02/01/38      6,443,536
  4,185   Montrose, CO Mem Hosp Brd                                        6.000   12/01/28      4,432,668
  3,000   Montrose, CO Mem Hosp Brd                                        6.000   12/01/33      3,155,670
  1,000   Neu Towne Met Dist CO                                            7.250   12/01/34      1,063,890
  2,750   North Range Met Dist No 1 CO (Acquired 12/07/01, Cost
          $2,670,361) (c)                                                  7.250   12/15/31      2,798,510
  6,905   Rampart Range Met Dist No 1 CO Rev Rampart Range Met
          Dist No 2 Proj                                                   7.750   12/01/26      7,327,310
  1,995   Rendezvous Residential Met Dist Co                               8.000   12/01/21      2,090,760
  1,000   Serenity Ridge Met Dist No 2                                     7.500   12/01/34      1,081,200
     56   Skyland Metro Dist CO Gunnison Cnty Rfdg                         6.750   12/01/22         58,191
    750   Snowmass Vlg, CO Multi-Family Hsg Rev Ser A Rfdg                 8.000   09/01/14        750,345
  2,000   Southlands, CO Med Dist Met Dist No 1                            7.125   12/01/34      2,210,940
    637   Tallyns Reach Met Dist No 2                                      6.375   12/01/23        651,670
    925   Tallyns Reach Met Dist No 3                                      6.625   12/01/23        961,167
  1,000   Tallyns Reach Met Dist No 3                                      6.750   12/01/33      1,026,860
  4,900   Vista Ridge Met Dist CO                                          7.500   12/01/31      5,074,636
                                                                                              ------------
                                                                                               141,439,174
                                                                                              ------------

          CONNECTICUT 0.5%
  3,405   Connecticut St Dev Auth First Mtg Gross Rev Hlthcare
          Proj The Elm Pk Baptist Inc Proj                                 5.850   12/01/33      3,654,280
  1,500   Connecticut St Dev Auth Indl Afco Cargo Bdl LLC Proj
          (AMT)                                                            8.000   04/01/30      1,638,495

    500   Connecticut St Dev Auth Mystic Marinelife Aquar Proj
          Ser A                                                            7.000   12/01/27        514,490
  3,660   Connecticut St Hlth & Ed Fac Auth Rev Saint Mary's Hosp
          Issue Ser E                                                      5.875   07/01/22      3,666,478
  3,000   Connecticut St Hlth & Ed Fac Auth Rev Windham Cmnty Mem
          Hosp Ser C                                                       6.000   07/01/20      3,063,150
  1,560   Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich
          Close Ser B                                                      7.500   09/01/27      1,561,217
  1,190   Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet
          Hsg Dev Rfdg (Acquired 09/05/96, Cost $1,103,216) (a)
          (c)                                                              7.200   12/01/18      1,193,653
  6,500   Mohegan Tribe Indians, CT Pub Impt Priority Dist
          (Acquired 11/03/04, Cost $6,348,138) (c)                         5.250   01/01/33      6,574,295
  2,620   New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin
          Square Manor Proj (AMT) (a)                                      7.000   07/01/21      2,613,450
  1,010   New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
          Energies (AMT)                                                   7.250   07/01/09      1,013,414
                                                                                              ------------
                                                                                                25,492,922
                                                                                              ------------

          DELAWARE 0.1%
  4,135   Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms
          Sr Assoc Proj (AMT)                                              6.250   06/01/28      3,751,396
                                                                                              ------------

          DISTRICT OF COLUMBIA 0.0%
  1,545   District of Columbia Rev Methodist Home Issue                    6.000   01/01/29      1,573,011
                                                                                              ------------

          FLORIDA 10.9%
  1,800   Anthem Pk Cmny Dev Dist FL Cap                                   5.800   05/01/36      1,847,988
 10,300   Beacon Lakes, FL Cmnty Dev Ser A                                 6.900   05/01/35     11,000,709
  1,000   Bellalago Ed Fac Benefits Dev Ser B                              5.800   05/01/34      1,040,720
  2,000   Bluewaters Cmnty Dev Dist of FL                                  6.000   05/01/35      2,117,860
    792   Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev Ser A               7.500   05/01/19        802,066
    310   Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev Ser B               6.750   05/01/07        314,650
  3,000   Boca Raton, FL Hsg Auth Mtg Hsg Rev First Lien Banyan
          Place Sr Living Ser A                                            7.150   04/01/31      3,008,130
    910   Boca Raton, FL Hsg Auth Mtg Hsg Rev Second Lien Banyan
          Place Sr Living Ser B (a)                                        8.700   10/01/32        925,097
  3,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt                  7.375   05/01/34      3,239,520
  5,000   Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt                  7.500   05/01/34      5,433,100
  1,500   Brighton Lakes Cmnty Dev Dist Ser A                              6.125   05/01/35      1,591,950
  3,500   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                   5.750   01/01/32      3,559,080
  2,500   Capital Tr Agy FL Rev Sub Orlando Proj (AMT)                     6.750   01/01/32      2,538,550
  3,880   Championsgate Cmnty Dev Dist Ser A                               6.250   05/01/20      3,944,408
  2,395   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg                6.250   08/15/23      2,659,935
  2,500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg                6.375   08/15/32      2,767,350
  1,500   City Ctr Cmnty Dev Dist FL Spl Assmt Rev Ser A                   6.125   05/01/36      1,523,325
  2,000   Connerton West Cmnty Dev FL Ser A                                5.950   05/01/36      2,081,060
  2,400   Culter Cay, FL Cmnty Dev Dist                                    6.300   05/01/34      2,594,856
  2,970   Double Branch Cmnty Dev Dist FL Spl Assmt Ser A                  6.700   05/01/34      3,267,505
  9,250   Escambia Cnty, FL Environmental Impt Rev Ser A (AMT)             5.750   11/01/27      9,694,000
 10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev Ser
          A (Acquired 05/28/03, Cost $9,965,746) (c)                       6.375   05/01/35     10,724,500

  3,580   Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev
          (Prerefunded @ 05/01/06)                                         7.625   05/01/18      3,749,728
  2,000   Fleming Is Plantation Cmnty Ser B                                7.375   05/01/31      2,166,100
  4,500   Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove
          Apt Proj (AMT)                                                   6.500   01/01/39      4,132,350
  7,960   Florida Hsg Fin Corp Multi-Family Rev Mtg Cutler Glen &
          Meadows Ser U                                                    6.500   10/01/33      8,073,987
  4,805   Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt Ser C (AMT)         6.610   07/01/38      4,856,750
  9,250   Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt Ser G
          (AMT)                                                            6.600   07/01/38      8,937,257
 11,670   Florida Hsg Fin Corp Rev Hsg Westbrook Apt Ser U-1
          (AMT) (a)                                                        6.450   01/01/39     11,686,921
  5,840   Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser B (AMT)           6.610   07/01/38      5,107,956
  2,000   Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev Ser A           7.000   05/01/33      2,192,760
    235   Heritage Harbor Cmnty Dev Dist FL Rev Rec                        7.750   05/01/23        222,155
    850   Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt Ser A            6.700   05/01/19        873,043
  3,000   Hialeah Gardens, FL Indl Dev Rev Waterford Convales Ctr
          Ser A Rfdg                                                       8.250   12/01/14      3,003,270
 11,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist
          Hlth Sys Ser D                                                   5.375   11/15/35     12,192,185
  1,500   Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj
          Ser A (AMT)                                                      7.375   07/01/40      1,542,615
  3,180   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen
          Hosp Proj Ser A Rfdg                                             5.250   10/01/24      3,360,974
  5,200   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen
          Hosp Proj Ser B                                                  5.250   10/01/34      5,440,448
  8,450   Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev
          Tampa Elec Co Proj                                               5.500   10/01/23      8,814,110
  1,500   Homestead, FL Indl Dev Rev Brookwood Gardens Ctr Proj
          Ser A Rfdg                                                       8.250   12/01/14      1,501,875
  1,820   Islands at Doral FL                                              6.375   05/01/35      1,974,573
  3,000   Islands at Doral III Cmnty Ser 2004 A                            5.900   05/01/35      3,122,490
  2,000   Jea, FL Elec Sys Rev Ser 3 Ser A (Prerefunded @
          10/01/07)                                                        5.375   10/01/32      2,098,280
 10,000   Jea, FL Wtr & Swr Sys Rev Drivers Ser 805 (Inverse
          Fltg) (Acquired 03/22/05, Cost $9,779,566) (MBIA Insd)
          (b) (c)                                                          6.690   10/01/12     10,481,200
  2,490   Kendall Breeze Cmnty Dev Dist (a)                                6.700   11/01/23      2,742,212
  3,190   Kendall Breeze Cmnty Dev Dist (a)                                6.625   11/01/33      3,488,903
  1,445   Keys Cove Cmnty Dev Dist FL                                      5.875   05/01/35      1,522,149
  1,010   Lake Bernadette, FL Cmnty Dev Dist Spl Assmt Rev Ser A           8.000   05/01/17      1,028,039
  8,895   Largo, FL Sun Coast Hlth Sys Rev Hosp Rfdg                       6.300   03/01/20      8,901,049
    330   Lee Cnty, FL Indl Dev Auth Econ Rev Encore Nursing Ctr
          Part Rfdg                                                        8.125   12/01/07        331,059
  3,150   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress
          Cove Hlthpk Ser A                                                6.375   10/01/25      3,240,720
  6,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress
          Cove Hlthpk Ser A                                                6.750   10/01/32      6,327,720
  5,900   Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall
          Ser A Rfdg                                                       6.750   09/01/28      6,038,473
  2,910   Marshall Creek Cmnty Dev Dist FL Spl Assmt Ser A
          (Acquired 06/12/00, Cost $3,012,113) (c)                         7.650   05/01/32      3,212,582
    105   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
          FL Proj                                                          5.375   11/15/18        107,637
  3,605   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
          FL Proj                                                          5.375   11/15/28      3,659,399
  5,000   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
          FL Rfdg (Acquired 04/26/04, Cost $4,823,445) (c)                 6.750   11/15/29      5,664,450

  2,880   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
          Ser A                                                            6.125   11/15/11      3,146,832
  1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
          Ser A                                                            6.700   11/15/19      1,111,180
  3,465   Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr
          Ser A                                                            6.800   11/15/31      3,824,667
 15,000   Miami Dade Cnty, FL Aviation Rev Rites PA 1309 (Inverse
          Fltg) (FGIC Insd) (a) (b)                                        6.836   10/01/37     16,772,700
 12,500   Miami Dade Cnty, FL Sch Brd Drivers Ser 534 (Inverse
          Fltg) (Acquired 10/06/04, Cost $12,953,111) (FGIC Insd)
          (a) (b) (c)                                                      7.189   08/01/11     13,929,250
  3,480   Midtown Miami, FL Cmnty Dev Dist Pkg Garage Proj Ser A           6.250   05/01/37      3,715,770
  6,520   Midtown Miami, FL Cmnty Dev Ser B                                6.500   05/01/37      7,003,588
  5,360   Miromar Lakes Cmnty Dev Dist Ser B Rfdg                          7.250   05/01/12      5,724,587
  1,575   Mount Dora, FL Hlth Fac Auth Waterman Vlg Proj Ser A
          Rfdg                                                             5.250   08/15/13      1,576,291
  3,000   Mount Dora, FL Hlth Fac Auth Waterman Vlg Proj Ser A
          Rfdg                                                             5.750   08/15/18      3,035,790
  3,000   Mount Dora, FL Hlth Fac Auth Waterman Vlg Proj Ser A
          Rfdg (a)                                                         6.750   08/15/25      3,008,100
  3,000   North Broward, FL Hosp Dist Rev Impt                             6.000   01/15/31      3,239,790
  1,453   North Springs, FL Impt Dist Spl Assmt Rev                        7.000   05/01/19      1,500,048
  2,345   Northern Palm Beach Cnty Dist FL Impt Wtr Ctl & Impt
          Unit Dev No 16 Rfdg                                              7.500   08/01/24      2,570,800
  2,500   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl &
          Impt Unit Dev No 16                                              7.000   08/01/32      2,667,875
  4,420   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl &
          Impt Unit Dev No 2A                                              6.400   08/01/33      4,657,752
  1,500   Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl &
          Impt Unit Dev No 43                                              6.125   08/01/31      1,558,935
     75   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
          Lutheran Twr Rfdg (Escrowed to Maturity)                         8.125   07/01/06         78,150
  2,035   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
          Lutheran Twr Rfdg (Prerefunded @ 07/01/06)                       8.400   07/01/14      2,181,479
  3,325   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
          Lutheran Twr Rfdg (Prerefunded @ 07/01/06)                       8.625   07/01/20      3,570,285
  5,000   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando
          Lutheran Twr Rfdg (Prerefunded @ 07/01/06)                       8.750   07/01/26      5,373,850
  1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth
          Sys                                                              6.375   11/15/20      1,110,960
  2,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth
          Sys                                                              6.500   11/15/30      2,211,740
  4,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl Hlthcare
          Sys Ser E                                                        6.000   10/01/26      4,264,720
    755   Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care         6.500   04/01/12        765,147
  2,000   Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care         6.600   04/01/24      1,985,060
  2,185   Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt
          Proj Ser C                                                       7.375   04/01/28      2,331,701
  4,220   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg
          Governors Manor Apt F-4                                          7.250   10/01/31      4,398,295
    860   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake
          Davis Apt Proj F-1                                               7.250   10/01/31        896,335
    220   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake
          Jennie Phase I Proj F-2 (a)                                      7.250   10/01/31        229,295
    860   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake
          Jennie Phase II Proj F-3                                         7.250   10/01/31        896,335
    350   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg
          Mellonville Trace Apt F-5 (a)                                    7.250   10/01/31        364,787

  2,535   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands
          Inc Proj Ser A (Acquired 06/19/95, 11/24/99, 03/31/00,
          Cost $2,550,979) (c)                                             7.000   10/01/25      2,709,991
  1,910   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands
          Inc Proj Ser A (Acquired 06/19/95, Cost $1,910,000) (a)
          (c)                                                              7.000   10/01/15      2,057,337
  2,445   Overoaks, FL Cmnty Dev Dist Cap Impt Rev                         8.250   05/01/17      2,566,663
  1,000   Overoaks, FL Cmnty Dev Dist Ser A                                6.125   05/01/35      1,064,420
  9,970   Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake
          Delray Apt Proj Ser A (AMT)                                      6.400   01/01/31     10,136,798
  1,900   Parklands Lee Cmnty Dev Dist Ser A                               5.800   05/01/35      1,969,350
  4,035   Parklands West Cmnty Dev Dist Spl Assmt Ser A                    6.900   05/01/32      4,376,038
     95   Parklands West Cmnty Dev Dist Spl Assmt Ser B                    6.000   05/01/06         95,918
  1,315   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (a)                   6.700   11/01/23      1,391,388
  1,720   Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (a)                   6.750   11/01/33      1,824,886
  4,925   Pier Park, FL Cmnty Dev Dist Ser 1                               7.150   05/01/34      5,314,321
  2,810   Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev                   7.250   05/01/33      2,993,015
  2,500   Pine Is Cmnty Dev Dist FL                                        5.750   05/01/35      2,588,225
  7,805   Pinellas Cnty, FL Ed Fac Auth Clearwtr Christian
          College Ser A Rfdg (Acquired 11/05/01, Cost $7,648,080)
          (a) (c)                                                          7.250   09/01/31      8,381,633
  5,680   Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj            6.250   06/01/34      6,025,742
    735   Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser A                     7.250   05/01/19        773,088
  1,925   Poinciana Cmnty Dev Dist FL Ser A                                7.125   05/01/31      2,070,819
  8,470   Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt
          Dist Ser C (a)                                                   6.750   07/01/23      8,837,344
  5,000   Reunion West Cmnty Dev Dist                                      6.250   05/01/36      5,329,100
  3,910   Saddlebrook, FL Cmnty Ser A                                      6.900   05/01/33      4,256,465
     65   Saddlebrook, FL Cmnty Ser B                                      6.250   05/01/09         66,072
  2,365   Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor
          Saint John's Proj Ser A                                          8.000   01/01/17      2,561,555
  6,900   Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor
          Saint John's Proj Ser A                                          8.000   01/01/30      7,473,459
  1,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev
          Bayview Proj Ser A                                               7.100   10/01/16      1,012,830
  4,000   Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev
          Bayview Proj Ser A                                               7.100   10/01/26      4,029,680
    210   Santa Rosa Cnty, FL Indl Dev First Mtg Sandy Ridge Care
          Ctr                                                             10.500   04/01/16        211,270
  2,945   Sausalito Bay Cmnty Dev Dist FL Spl Assmt (a)                    6.200   05/01/35      3,144,936
  1,980   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A             6.400   05/01/34      2,138,578
  3,000   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A             5.875   05/01/35      3,121,650
  4,725   South Dade Venture Cmnty Dev                                     6.900   05/01/33      5,243,569
  2,115   South Lake Cnty Hosp Dist FL South Lake Hosp Inc                 6.375   10/01/28      2,310,003
  3,000   South Lake Cnty Hosp Dist FL South Lake Hosp Inc                 6.375   10/01/34      3,263,280
  1,500   Sterling Hill Cmnty Dev Dist FL Cap Impt & Rev Ser A             6.200   05/01/35      1,565,700
    920   Stoneybrook West Cmnty Dev Ser A                                 7.000   05/01/32        994,796
    175   Stoneybrook West Cmnty Dev Ser B                                 6.450   05/01/10        177,082
  1,000   Sumter Landing Cmnty Dev Dist FL Spl Assmt Rev                   6.875   05/01/23      1,096,500
  2,000   Sumter Landing Cmnty Dev Dist FL Spl Assmt Rev                   6.950   05/01/33      2,160,500

 11,875   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare
          Proj                                                             6.375   12/01/30       12,815,619
  1,745   Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc
          (AMT)                                                            6.500   08/01/17        1,674,991
  3,000   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                  5.750   07/01/29        3,153,060
  1,500   Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev            6.000   05/01/36        1,563,090
  1,275   Trails at Monterey Cmnty Dev Dist FL Spl Assmt (a)               6.500   05/01/23        1,333,675
  1,715   Trails at Monterey Cmnty Dev Dist FL Spl Assmt (a)               6.750   05/01/33        1,816,785
  1,500   Turnbull Creek Cmnty Dev Dist FL Spl Assmt                       5.800   05/01/35        1,560,435
  2,578   University Square Cmnty Dev Dist FL Cap Impt Rev
          (Acquired 10/07/99, Cost $2,578,000) (c)                         6.750   05/01/20        2,732,319
  4,400   Venetian Isles, FL Ser A                                         6.750   05/01/33        4,842,772
  4,890   Verandah West Cmnty Dev Dist Cap Impt Ser B                      6.625   05/01/33        5,207,508
    905   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A                 7.200   05/01/32          985,201
  1,955   Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A                 6.750   05/01/34        2,124,362
  3,500   Volusia Cnty, FL Ed Fac Auth Ed Fac Embry Riddle Aero A
          (Prerefunded @ 10/15/06)                                         6.125   10/15/26        3,691,660
    965   Waterchase Cmnty Dev Dist FL Ser A                               6.700   05/01/32        1,042,142
  2,840   Waterlefe Cmnty Dev Dist FL                                      8.125   10/01/25        2,872,120
  1,328   Westchase East Cmnty, FL Dev Dist Cap Impt Rev                   7.500   05/01/17        1,330,394
  1,790   Westchase East Cmnty, FL Dev Dist Cap Impt Rev                   7.300   05/01/18        1,832,870
  2,000   World Commerce Cmnty Dev Dist Ser A1                             6.250   05/01/22        2,058,980
  4,325   World Commerce Cmnty Dev Dist Ser A1                             6.500   05/01/36        4,517,895
                                                                                              --------------
                                                                                                 510,663,751
                                                                                              --------------

          GEORGIA 2.6%
  5,250   Americus Sumter Cnty, GA Hosp Auth Rev South GA
          Methodist Ser A Rfdg                                             6.375   05/15/29        5,402,040
  1,445   Athens Clarke Cnty, GA Residential Care Fac for the
          Elderly Auth Rev                                                 6.350   10/01/17        1,359,051
  1,720   Athens Clarke Cnty, GA Residential Care Fac for the
          Elderly Auth Rev                                                 6.375   10/01/27        1,561,468
 20,685   Atlanta, GA Urban Residential Fin Auth Multi-Family Rev
          Hsg Peachtree Tr Ctf Part Ser A (a)                              4.000   10/01/25       20,685,414
  2,000   Atlanta, GA Tax Alloc Atlantic Sta Proj                          7.750   12/01/14        2,193,740
  3,000   Atlanta, GA Tax Alloc Atlantic Sta Proj                          7.900   12/01/24        3,288,990
  3,570   Atlanta, GA Urban Residential Fin Auth Multi-Family Rev
          John Eagan Proj Ser A (AMT)                                      6.750   07/01/30        3,320,885
 25,000   Atlanta, GA Wtr & Waste Rev Drivers Ser 520 (Inverse
          Fltg) (Acquired 09/28/04, Cost $26,615,869) (a) (b) (c)          7.189   05/01/12       28,022,500
  1,000   Brunswick & Glynn Cnty, GA Dev GA Pacific Corp Proj
          Rfdg (AMT)                                                       5.550   03/01/26        1,002,760
  3,500   Chatham Cnty, GA Hosp Auth Rev Hosp Impt Mem Hlth Univ
          Ser A                                                            5.500   01/01/34        3,729,495
     85   Coweta Cnty, GA Residential Care Fac For The Elderly
          Auth Rev First Lien Wesley Woods Ser A                           7.625   10/01/06           85,951
  1,500   Coweta Cnty, GA Residential Care Fac For The Elderly
          Auth Rev First Lien Wesley Woods Ser A                           8.200   10/01/16        1,551,345
  1,500   Coweta Cnty, GA Residential Care Fac For The Elderly
          Auth Rev First Lien Wesley Woods Ser A                           8.250   10/01/26        1,552,740
  5,250   Crisp Cnty, GA Dev Auth Intl Paper Co Proj Ser A Rfdg
          (AMT)                                                            6.200   02/01/20        5,697,405

  2,380   De Kalb Cnty, GA Residential Care Fac For The Elderly
          Auth Rev First Lien Kings Brdg Ser A (a)                         8.150   07/01/16        2,483,601
  2,500   De Kalb Cnty, GA Residential Care Fac For The Elderly
          Auth Rev First Lien Kings Brdg Ser A                             8.250   07/01/26        2,601,275
  2,000   Effingham Cnty, GA Dev Auth Solfort James Proj (AMT)             5.625   07/01/18        2,005,100
  2,250   Effingham Cnty, GA Indl Dev Auth GA Pacific Corp Proj
          Rfdg                                                             6.500   06/01/31        2,394,607
  1,000   Fulton Cnty, GA Residential Care Canterbury Crt Proj
          Ser A                                                            6.125   02/15/26        1,050,870
  1,750   Fulton Cnty, GA Residential Care Canterbury Crt Proj
          Ser A                                                            6.125   02/15/34        1,813,507
  1,060   Fulton Cnty, GA Residential Care Fac Elderly Auth Rev            6.900   07/01/19        1,074,299
  3,585   Fulton Cnty, GA Residential Care Saint Anne's Terrace
          Proj Rfdg                                                        7.625   12/01/33        4,000,537
  4,810   Fulton Cnty, GA Residential Care Sr Lien RHA Asstd
          Living Ser A                                                     7.000   07/01/29        4,876,955
  7,500   Georgia St Drivers Ser 494 (Inverse Fltg) (Acquired
          08/24/04, Cost $9,417,128) (a) (b) (c)                           8.189   07/01/12        9,682,125
  2,930   Renaissance on Peachtree Unit Invt Tr Ctf GA Custody
          Ctf (Variable Rate Coupon)                                      12.178   10/01/25        2,539,109
  1,000   Richmond Cnty, GA Dev Auth Intl Paper Co Proj Ser A
          Rfdg (AMT)                                                       6.000   02/01/25        1,062,750
    270   Richmond Cnty, GA Dev Auth Nursing Home Rev Beverly
          Enterprises GA Proj Rfdg                                         8.750   06/01/11          270,362
  2,500   Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper
          Inc Proj (AMT)                                                   7.500   01/01/26        2,537,750
    920   Savannah, GA Econ Dev Auth Rev First Mtg Marshes of
          Skidway Ser A                                                    7.400   01/01/24          970,158
  3,650   Savannah, GA Econ Dev Auth Rev First Mtg Marshes of
          Skidway Ser A                                                    7.400   01/01/34        3,845,932
                                                                                              --------------
                                                                                                 122,662,721
                                                                                              --------------

          HAWAII 0.8%
  8,500   Hawaii Pac Hlth Spl Purp Rev Ser A                               5.600   07/01/33        8,962,315
  5,300   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui
          Proj Ser A                                                       7.400   11/15/17        6,051,646
  3,000   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui
          Proj Ser A                                                       7.875   11/15/23        3,483,150
  2,500   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui
          Proj Ser A                                                       8.000   11/15/33        2,900,300
  2,000   Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui
          Proj Ser C                                                       6.250   11/15/09        2,015,200
  1,535   Hawaii St Dept Trans Spl Fac Rev Contl Airl Inc Rfdg
          (AMT)                                                            7.000   06/01/20        1,486,202
  5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A                          6.300   07/01/22        5,422,750
  5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser A                          6.375   07/01/32        5,409,900
                                                                                              --------------
                                                                                                  35,731,463
                                                                                              --------------

          IDAHO 0.1%
  4,090   Idaho Hlth Fac Auth Rev Vly Vista Care Ser A Rfdg                7.875   11/15/29        4,121,248
                                                                                              --------------

          ILLINOIS 5.8%
  3,835   Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj         6.625   03/01/33        4,059,309
  5,700   Antioch Vlg, IL Spl Svc Area No 2 Spl Tax Clublands Proj         6.625   03/01/33        6,033,393
  1,475   Bedford Pk, IL Tax Increment Rev 71st & Cicero Proj Rfdg         7.375   01/01/12        1,519,619
  4,487   Bolingbrook, IL Spl Svc Area No 01-1                             7.375   07/01/31        4,899,804

  4,000   Bolingbrook, IL Spl Svc Area No 1 Spl Tax Augusta Vlg
          Proj (Acquired 11/13/02, Cost $4,000,000) (c)                    6.750   03/01/32        4,250,800
  3,981   Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood
          Ridge Proj                                                       7.050   03/01/31        4,273,564
  1,990   Bolingbrook, IL Spl Svc Area Ser 2004 Augusta Vlg Proj           6.250   03/01/32        2,043,232
  2,000   Carol Stream, IL First Mtg Rev Windsor Park Manor Proj
          Rfdg (Prerefunded @ 12/01/07)                                    7.200   12/01/14        2,203,340
    353   Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A (a)               7.500   03/01/10          383,365
  1,123   Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A                   7.625   03/01/30        1,277,244
    995   Chicago, IL Bala Neighborhoods Ser A (Prerefunded @
          07/01/10) (FGIC Insd)                                            6.000   01/01/28        1,114,977
  5,690   Chicago, IL Midway Arpt Rev Drivers Ser 229 (Inverse
          Fltg) (Acquired 09/19/01, Cost $5,899,111) (FSA Insd)
          (a) (b) (c)                                                      7.670   01/01/18        6,751,185
    155   Chicago, IL Neighborhoods Alive (Prerefunded @
          07/01/10) (FGIC Insd)                                            6.000   01/01/28          175,651
  5,000   Chicago, IL O'Hare Intl Arpt Rev Drivers Ser 383
          (Inverse Fltg) (AMT) (Acquired 01/14/04, Cost
          $5,301,837) (MBIA Insd) (a) (b) (c)                              7.659   01/01/12        5,662,450
  6,400   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          C-2 Rfdg (AMT) (XLCA Insd)                                       5.250   01/01/34        6,791,744
  2,245   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien
          Ser A Rfdg (AMT) (MBIA Insd)                                     5.375   01/01/32        2,375,390
  8,840   Chicago, IL O'Hare Intl Arpt Spl Fac Rev Amern Airl Inc
          Proj Ser A                                                       8.200   12/01/24        8,599,552
  1,000   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl
          Proj Ser C Rfdg (e) (f)                                          6.300   05/01/16          160,210
  4,000   Chicago, IL Spl Assmt Lake Shore East Proj                       6.750   12/01/32        4,395,400
  1,260   Chicago, IL Tax Increment Alloc Read Dunning Ser B (ACA
          Insd)                                                            7.250   01/01/14        1,333,408
  3,070   Clay Cnty, IL Hosp Rev                                           5.900   12/01/28        3,075,158
 10,000   Cook County, IL Drivers Ser 559 (Inverse Fltg)
          (Acquired 10/26/04, Cost $10,629,593) (MBIA Insd) (a)
          (b) (c)                                                          7.189   05/15/12       11,249,200
  5,000   Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes
          Proj (a)                                                         6.875   03/01/32        5,354,950
  3,000   Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj           7.750   03/01/27        3,479,880
  2,500   Godfrey, IL Rev United Methodist Vlg Ser A                       5.875   11/15/29        1,770,650
  4,000   Hodgkins, IL Tax Increment Ser A Rfdg                            7.625   12/01/13        4,121,360
  3,250   Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem
          Hosp Rfdg                                                        6.550   11/15/29        3,091,010
  3,055   Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A         8.500   12/01/15        3,154,257
  4,448   Huntley, IL Spl Svc Area No 6 (a)                                6.750   02/01/25        4,766,610
  3,850   Huntley, IL Spl Svc Area No 7 (a)                                6.300   03/01/28        4,137,364
  3,987   Huntley, IL Spl Svc Area No 10 Ser A                             6.500   03/01/29        4,310,146
    500   Illinois Dev Fin Auth Econ Dev Rev Latin Sch of Chicago
          Proj                                                             5.650   08/01/28          513,745
  2,000   Illinois Dev Fin Auth Hosp Rev Adventist Hlth Sys Sub
          Oblig                                                            5.650   11/15/24        2,116,200
    215   Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj          8.000   11/15/06          210,730
    600   Illinois Dev Fin Auth Rev Debt Restructure East Saint
          Louis                                                            7.375   11/15/11          614,136
  3,100   Illinois Dev Fin Auth Rev Midwestern Univ Ser B                  6.000   05/15/31        3,366,104
  3,530   Illinois Ed Fac Auth Rev Friendship Vlg Schaumburg
          Ser A (Prerefunded @ 12/01/07)                                   5.250   12/01/18        3,740,953
  3,500   Illinois Ed Fac Auth Rev Lewis Univ                              6.000   10/01/24        3,524,290
  4,000   Illinois Ed Fac Auth Rev Lewis Univ                              6.125   10/01/26        4,090,240
  1,000   Illinois Ed Fac Auth Rev Lifelink Corp Oblig Grp Rfdg            5.850   02/15/20          625,020
  4,295   Illinois Ed Fac Auth Rev Lifelink Corp Oblig Grp Rfdg            5.700   02/15/24        2,678,104
  1,750   Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj              8.000   11/15/16        1,603,525

  2,500   Illinois Fin Auth Rev Fairview Oblig Grp Ser A Rfdg              6.125   08/15/27        2,544,150
  2,500   Illinois Fin Auth Rev Franciscan Cmntys Saint Joseph
          Ser A                                                            6.000   05/15/34        2,492,950
  5,000   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                5.500   08/15/43        5,439,250
  1,000   Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV
          Sr Ser A                                                         5.125   06/01/35        1,016,130
  2,365   Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj
          Ser A (a)                                                        6.625   08/15/24        2,392,458
  3,255   Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj
          Ser A (a)                                                        7.000   08/15/29        3,378,625
  2,000   Illinois Hlth Fac Auth Rev Condell Med Ctr                       5.500   05/15/32        2,088,040
  1,250   Illinois Hlth Fac Auth Rev Covenant Retirement Cmntys            5.875   12/01/31        1,319,225
  5,000   Illinois Hlth Fac Auth Rev Covenant Retirement Cmntys
          Ser B                                                            6.125   12/01/28        5,368,300
  2,000   Illinois Hlth Fac Auth Rev Ctr Baptist Home Proj                 7.125   11/15/29        2,134,300
  3,000   Illinois Hlth Fac Auth Rev Fairview Oblig Grp Ser A
          Rfdg (Prerefunded @ 08/15/06)                                    7.400   08/15/23        3,176,040
    990   Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys Ser A            6.000   07/01/21        1,066,695
  6,000   Illinois Hlth Fac Auth Rev Lutheran Sr Ministries Oblig
          Ser A                                                            7.375   08/15/31        6,525,540
  2,000   Illinois Hlth Fac Auth Rev OSF Hlthcare Sys                      6.250   11/15/29        2,155,140
  2,220   Illinois Hlth Fac Auth Rev Proctor Cmnty Hosp Proj               7.500   01/01/11        2,222,087
  6,750   Illinois Hlth Fac Auth Rev Saint Benedict Ser 2003 A-1           6.900   11/15/33        7,169,715
  2,650   Illinois Hlth Fac Auth Rev Ser A                                 7.000   11/15/32        2,775,742
    750   Illinois Hlth Fac Auth Rev Ser A Rfdg                            6.200   08/15/23          769,267
  3,375   Illinois Hlth Fac Auth Rev Ser A Rfdg                            6.400   08/15/33        3,463,830
    870   Illinois Hsg Dev Auth Rev Homeowner Mtg Sub Ser D-4
          (AMT)                                                            6.050   08/01/31          911,612
 11,400   Illinois St Drivers Ser 605 (Inverse Fltg) (Acquired
          11/17/04, Cost $11,957,916) (MBIA Insd) (b) (c)                  7.189   09/01/12       12,887,244
  7,528   Illinois St Real Estate Lease Ctf (Acquired 07/01/98,
          Cost $8,550,016) (ACA Insd) (c)                                  7.720   06/15/18        8,233,337
  1,825   Lincolnshire, IL Spl Svc Area Sedgebrook Proj                    6.250   03/01/34        1,972,077
    940   Loves Park, IL Rev Hoosier Care Proj Ser A                       7.125   06/01/34          887,040
  2,215   Manhattan, IL No 04-1 Brookstone Springs Proj                    6.100   03/01/35        2,269,910
  1,500   Metropolitan Pier & Expo Il McCormick Pl Expn Proj A
          Rfdg                                                             5.500   06/15/27        1,511,910
  4,000   Minooka, IL Spl Assmt Impt Lakewood Trails Proj                  6.625   03/01/33        4,233,960
  1,925   Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj           6.375   03/01/34        2,008,834
  3,000   Minooka, IL Spl Assmt Impt Praire Ridge Proj                     6.875   03/01/33        3,229,620
  2,171   Montgomery, IL Spl Assmt Impt Lakewood Creek Proj                7.750   03/01/30        2,404,513
    460   Peoria, IL Spl Tax Weaverridge Spl Svc Area                      7.625   02/01/08          489,868
  2,050   Peoria, IL Spl Tax Weaverridge Spl Svc Area                      8.050   02/01/17        2,194,955
  3,000   Pingree Grove, IL Spl Svc Area No 2 Spl Tax Ser 05-2
          Cambridge Lakes Proj                                             6.000   03/01/35        3,021,060
  2,325   Plano, IL Spl Svc Area No 1 Lakewood Springs Proj Ser A          6.200   03/01/34        2,394,610

  5,040   Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax
          (a)                                                              6.750   03/01/33        5,380,301
  3,700   Round Lake, IL Rev                                               6.700   03/01/33        3,936,430
  2,100   Saint Charles, IL Indl Dev Rev Tri-City Ctr Proj
          (Acquired 11/17/93, Cost $2,100,000) (c)                         7.500   11/01/13        2,100,315
  3,425   Saint Charles, IL Spl Svc Area No 21 (a)                         6.625   03/01/28        3,666,257
  3,200   Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook
          Tif Proj                                                         6.000   01/01/25        3,225,824
  2,128   Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100
          Raintree Vlg Proj (Acquired 09/05/03, Cost $2,150,411)
          (c)                                                              6.875   03/01/33        2,290,877
  3,000   Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101
          Windett Ridge Proj (Acquired 09/03/03, Cost $3,000,000)
          (c)                                                              6.875   03/01/33        3,229,620
  2,400   Yorkville, IL Utd City Spl Svc No 04 104 MPI Grande Res
          Proj                                                             6.375   03/01/34        2,504,520
                                                                                              --------------
                                                                                                 272,379,447
                                                                                              --------------

          INDIANA 0.6%
  1,500   Anderson, IN Econ Dev Rev Anderson Univ Proj                     6.375   10/01/26        1,572,120
  1,100   Crawfordsville, IN Redev Cmnty Dist Tax Increment Rev
          (Acquired 10/15/97, Cost $1,100,000) (a) (c)                     7.350   02/01/17        1,133,396
  1,140   Delaware Cnty, IN Redev Dist Tax Increment Rev                   6.875   02/01/18        1,158,217
    300   Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield Vlg Proj
          Ser A                                                            6.250   08/15/14          300,132
  3,975   Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield Vlg Proj
          Ser A                                                            6.375   08/15/27        3,976,033
  3,435   Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Ser A
          Rfdg (a)                                                         6.400   05/15/24        3,476,976
  2,380   Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj Ser A            7.125   06/01/34        2,248,267
  1,500   Indiana Hlth Fac Hosp Rev                                        6.250   03/01/25        1,646,610
  1,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN Ser A         5.375   03/01/19        1,049,290
  2,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN Ser A         6.000   03/01/34        2,153,720
 19,213   Indianapolis, IN Arpt Auth Rev Spl Fac United Airl Proj
          Ser A (AMT) (e) (f)                                              6.500   11/15/31        2,306,148
  3,000   North Manchester, IN Rev Peabody Retirement Cmnty Proj
          Ser A                                                            7.250   07/01/33        3,156,330
    175   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser
          B (a)                                                                *   12/30/10          117,768
    135   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser
          B (a)                                                                *   12/30/11           84,177
    130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser
          B (a)                                                                *   12/30/12           75,088
    130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser
          B (a)                                                                *   12/30/13           69,556
    125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser
          B (a)                                                                *   12/30/14           61,954
    125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser
          B (a)                                                                *   12/30/15           57,390
    125   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser
          B (a)                                                                *   12/30/16           53,175
    435   Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines
          Ctr (a)                                                          7.500   01/01/07          438,084
  1,405   Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines
          Ctr (a)                                                          7.750   01/01/12        1,420,652
  2,045   Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines
          Ctr (a)                                                          8.000   01/01/17        2,072,894
                                                                                              --------------
                                                                                                  28,627,977
                                                                                              --------------

          IOWA 0.6%

  2,515   Black Hawk Cnty, IA Hlthcare Fac Rev Western Home Proj
          Ser B                                                            6.625   05/01/33        2,579,434
  1,000   Bremer Cnty, IA Hlthcare & Residential Fac Rev Proj Rfdg         7.250   11/15/29        1,071,940
  2,245   Des Moines, IA Sr Hsg Rev Luther Park Apts Inc Proj              6.250   12/01/34        2,317,918
    615   Evansdale, IA Hlthcare Western Home Proj                         6.000   11/01/39          624,772
  5,600   Evansdale, IA Hlthcare Western Home Proj Ser A (a)               6.000   11/01/39        5,676,496
  3,000   Iowa Fin Auth Cmnty Provider Rev Boys & Girls Home
          Family Proj (ACA Insd)                                           6.250   12/01/28        3,165,660
  2,925   Iowa Fin Auth Hlthcare Fac Care Initiatives Proj Rfdg            9.250   07/01/25        3,611,029
  2,265   Iowa Fin Auth Retirement Fac Presbyterian Homes Mill
          Pond                                                             6.000   10/01/33        2,196,167
  2,000   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc
          Proj                                                             6.750   10/01/33        2,075,380
  1,500   Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc
          Proj                                                             6.150   10/01/36        1,533,720
  1,250   Scott Cnty, IA Rev Ridgecrest Village Rfdg                       5.625   11/15/18        1,314,037
                                                                                              --------------
                                                                                                  26,166,553
                                                                                              --------------

          KANSAS 0.4%
    915   Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg (e)          8.000   07/01/16          496,927
  4,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser B               6.250   05/15/26        4,127,960
  2,000   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C               6.700   05/15/27        2,045,900
  1,750   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C               6.875   05/15/32        1,915,987
  2,745   Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg (e)         8.000   07/01/16        1,401,789
  2,650   Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc Ser A
          (Prerefunded @ 05/15/10)                                         8.000   05/15/30        3,186,201
  1,500   Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc Ser A Rfdg         5.600   05/15/28        1,528,200
  3,000   Overland Pk, KS Dev Corp Rev First Tier Overland Park
          Ser A                                                            7.375   01/01/32        3,293,520
                                                                                              --------------
                                                                                                  17,996,484
                                                                                              --------------

          KENTUCKY 0.3%
 10,000   Louisville & Jefferson Cnty, KY Swr Rolls Ser 304
          (Inverse Fltg) (Acquired 10/04/04, Cost $11,595,133)
          (FGIC Insd) (a) (b) (c)                                          7.886   05/15/37       11,909,000
                                                                                              --------------

          LOUISIANA 0.9%
  7,000   Hodge, LA Util Rev Com Rfdg (AMT)                                7.450   03/01/24        8,439,060
     95   Louisiana Hsg Fin Agy Rev Multi-Family Hsg Plantation
          Ser A                                                            7.200   01/01/06           54,384
  2,495   Louisiana Hsg Fin Agy Rev Multi-Family Hsg Plantation
          Ser A                                                            7.125   01/01/28        1,427,315
  3,195   Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev
          Eunice Student Hsg Fndtn Proj                                    7.375   09/01/33        2,245,382
  3,852   Louisiana Loc Govt Environment Fac Hlthcare Saint James
          Place A Rfdg                                                     7.000   11/01/25        3,955,965
  3,200   Louisiana Loc Govt Environment Fac Hlthcare Saint James
          Place A Rfdg                                                     7.000   11/01/29        3,278,208
  1,575   Louisiana Loc Govt Environment Fac Sr Air Cargo (AMT)            6.650   01/01/25        1,684,825
  1,450   Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement Ser
          A                                                                6.700   12/01/25        1,482,683
 13,250   Louisiana Pub Fac Auth Rev Ochsner Clinic Fndtn Proj
          Ser B                                                            5.500   05/15/27       13,836,180

  1,000   Louisiana Pub Fac Auth Rev Progressive Hlthcare                  6.375   10/01/20          989,920
  1,000   Louisiana Pub Fac Auth Rev Progressive Hlthcare                  6.375   10/01/28          945,230
  3,000   Louisiana St Hlth Ed Auth Lambeth House Proj A Rfdg              6.200   01/01/28        3,071,820
  2,000   Saint Tammany, LA Pub Trust Fin Auth Rev Christwood
          Proj Rfdg                                                        5.700   11/15/28        2,053,820
                                                                                              --------------
                                                                                                  43,464,792
                                                                                              --------------

          MAINE 0.2%
  2,000   Maine Hlth & Higher Ed Fac Piper Shores Ser A
          (Prerefunded @ 01/01/09)                                         7.550   01/01/29        2,256,320
  8,050   Rumford, ME Solid Waste Disp Rev Boise Cascade Corp
          Proj Rfdg (AMT)                                                  6.875   10/01/26        8,696,898
                                                                                              --------------
                                                                                                  10,953,218
                                                                                              --------------

          MARYLAND 1.1%
  1,934   Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj Ser A          6.250   06/01/25        2,085,277
  2,500   Baltimore Cnty, MD Mtg Rev Shelter Elder Care Ser A              7.250   11/01/29        2,610,450
  1,500   Frederick Cnty, MD Spl Olbig Urbana Cmnty Dev Auth               6.625   07/01/25        1,599,075
  1,170   Maryland St Cmnty Dev Admin Residential Ser B (AMT)              5.450   09/01/32        1,204,339
  6,715   Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)         6.500   07/01/24        6,547,192
  1,745   Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)         7.340   07/01/24        1,814,154
  3,000   Maryland St Econ Dev Corp MD Golf Course Sys
          (Prerefunded @ 06/01/11)                                         8.250   06/01/28        3,638,040
  5,000   Maryland St Econ Dev Corp Univ MD College Pk Proj                5.625   06/01/35        5,300,450
  2,000   Maryland St Hlth & Higher Collington Episcopal                   6.750   04/01/23        1,829,900
  1,400   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth
          Rfdg                                                             5.375   08/15/24        1,497,972
  7,770   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth
          Rfdg                                                             5.500   08/15/33        8,293,076
    465   Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed
          Ser A (Acquired 09/28/98, Cost $466,877) (c)                     6.250   09/01/08          467,516
  3,730   Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed
          Ser A (Acquired 09/28/98, Cost $3,730,000) (c)                   6.400   09/01/28        3,723,323
  1,355   Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist
          Ser B (a)                                                        6.700   07/01/27        1,464,972
  3,000   Prince Georges Cnty, MD Spl Oblig Spl Assmt Woodview
          Ser A                                                            8.000   07/01/26        3,214,440
  4,000   Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II
          Subdist                                                          7.000   07/01/32        4,348,560
  1,000   Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A              6.000   05/01/24        1,061,970
  1,500   Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A              6.250   05/01/34        1,604,745
                                                                                              --------------
                                                                                                  52,305,451
                                                                                              --------------

          MASSACHUSETTS 5.0%
  1,620   Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc
          Rfdg                                                             5.875   07/01/18        1,653,599
  4,750   Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc
          Rfdg                                                             6.000   07/01/28        4,859,297
  1,500   Massachusetts St Dev Fin Agy Briarwood Ser B
          (Prerefunded @ 12/01/10) (a)                                     8.000   12/01/18        1,833,705

  2,500   Massachusetts St Dev Fin Agy Briarwood Ser B
          (Prerefunded @ 12/01/10)                                         8.000   12/01/22        3,056,175
  6,165   Massachusetts St Dev Fin Agy Criterion Child Enrichment
          (a)                                                              6.750   01/01/34        6,468,688
  1,230   Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)           6.250   12/01/13        1,295,141
  7,565   Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)           6.750   12/01/33        8,032,139
  2,000   Massachusetts St Dev Fin Agy First Mtg Loomis Cmntys
          Proj Ser A                                                       6.900   03/01/32        2,164,560
    850   Massachusetts St Dev Fin Agy First Mtg Overlook Cmntys A         6.125   07/01/24          877,990
  1,845   Massachusetts St Dev Fin Agy First Mtg Overlook Cmntys A         6.250   07/01/34        1,902,859
  5,865   Massachusetts St Dev Fin Agy Regis College                       5.500   10/01/28        5,660,429
    860   Massachusetts St Dev Fin Agy Rev Boston Architectural
          Ctr (ACA Insd)                                                   6.100   09/01/18          913,999
  1,445   Massachusetts St Dev Fin Agy Rev Boston Architectural
          Ctr (ACA Insd)                                                   6.250   09/01/28        1,526,195
  1,685   Massachusetts St Dev Fin Agy Rev Developmental
          Disabilities Inc (a)                                             6.750   06/01/20        1,793,548
  9,355   Massachusetts St Dev Fin Agy Rev Developmental
          Disabilities Inc (Acquired 10/04/01, 12/20/02,
          11/19/03, Cost $9,745,451) (a) (c)                               8.000   06/01/20       10,042,686
    845   Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth
          (Acquired 07/27/00, Cost $845,000) (c)                           7.750   06/01/18          912,592
  1,140   Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth
          Ser B (Acquired 11/19/98, Cost $1,145,000) (c)                   6.375   06/01/18        1,192,451
  1,500   Massachusetts St Dev Fin Agy Rev Hampshire College               5.700   10/01/34        1,596,330
  4,680   Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc            6.375   07/01/29        4,746,456
    395   Massachusetts St Dev Fin Agy Rev Hlth Fac Beverly Inc
          Proj Rfdg (Acquired 08/21/03, Cost $395,000) (c)                 7.375   04/01/09          398,594
  4,895   Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance
          Ser A                                                            7.100   07/01/32        5,050,661
  2,250   Massachusetts St Dev Fin Agy Rev Lexington Montessori
          Sch Issue (Acquired 07/30/99, Cost $2,285,000) (a) (c)           6.625   08/01/29        2,369,857
    820   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
          Providers Ser A                                                  6.750   07/01/18          849,225
    490   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
          Providers Ser A (Escrowed to Maturity) (a)                       7.500   07/01/10          505,484
  1,025   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
          Providers Ser A (Prerefunded @ 07/01/10)                         8.000   07/01/20        1,235,791
  2,400   Massachusetts St Dev Fin Agy Rev MCHSP Human Svc
          Providers Ser C (a)                                              7.750   07/01/30        2,467,296
  5,125   Massachusetts St Dev Fin Agy Rev New England Ctr For
          Children                                                         6.000   11/01/19        5,290,794
  3,010   Massachusetts St Dev Fin Agy Rev Whitney Academy Issue
          (a)                                                              7.500   09/01/30        3,199,690
    720   Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med
          Ctr Ser F                                                        5.500   07/01/22          768,665
  1,650   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi
          Oblig Grp Ser A                                                  5.625   07/01/20        1,701,579
  2,500   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi
          Oblig Grp Ser A                                                  5.750   07/01/28        2,569,800
  5,000   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi
          Oblig Grp Ser B                                                  6.750   07/01/16        5,671,450

  9,845   Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi
          Oblig Grp Ser B                                                  6.250   07/01/22       10,759,797
 10,145   Massachusetts St Hlth & Ed Fac Auth Rev Christopher
          House Ser A Rfdg                                                 6.875   01/01/29       10,244,522
  6,800   Massachusetts St Hlth & Ed Fac Auth Rev Civic Invts Ser
          B                                                                9.150   12/15/23        8,326,736
  3,610   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser
          D                                                                5.250   10/01/23        3,665,269
  1,465   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser
          D                                                                5.375   10/01/28        1,489,319
  6,750   Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser
          E                                                                6.750   10/01/33        7,501,140
  7,490   Massachusetts St Hlth & Ed Fac Auth Rev Lasell College
          Ser A (a)                                                        5.625   07/01/29        7,552,242
  5,600   Massachusetts St Hlth & Ed Fac Auth Rev Milford
          Whitinsville Hosp Ser D                                          6.350   07/15/32        6,031,648
  3,000   Massachusetts St Hlth & Ed Fac Auth Rev Nichols College
          Issue Ser C                                                      6.125   10/01/29        3,193,380
  2,000   Massachusetts St Hlth & Ed Fac Auth Rev Part Hlthcare
          Sys Ser C                                                        5.750   07/01/32        2,219,940
  7,600   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med
          Ctr Ser A                                                        6.000   10/01/23        7,607,904
  2,000   Massachusetts St Hlth & Ed Nichols College Issue Ser C           6.000   10/01/17        2,142,860
  1,000   Massachusetts St Hlth & Ed Northn Berkshire Hlth Ser B           6.250   07/01/24        1,064,420
  3,005   Massachusetts St Hlth & Ed Northn Berkshire Hlth Ser B           6.375   07/01/34        3,194,315
  5,000   Massachusetts St Hlth & Ed Rols RR II R 294 (Inverse
          Fltg) (Acquired 08/23/04, Cost $5,182,444) (a) (b) (c)           7.389   07/15/35        5,499,600
  3,000   Massachusetts St Hsg Fin Agy Hsg Ser E (AMT)                     5.100   06/01/37        3,082,380
  5,960   Massachusetts St Indl Fin Agy Assisted Living Fac Rev
          Marina Bay LLC Proj (AMT)                                        7.500   12/01/27        6,333,156
  7,720   Massachusetts St Indl Fin Agy Assisted Living Fac Rev
          Newton Grp Pptys LLC Proj (AMT)                                  8.000   09/01/27        8,223,344
    700   Massachusetts St Indl Fin Agy HMEA Issue (a)                     7.000   09/01/12          723,695
  2,555   Massachusetts St Indl Fin Agy Rev East Boston
          Neighborhood Proj (a)                                            7.500   07/01/16        2,572,016
  2,560   Massachusetts St Indl Fin Agy Rev East Boston
          Neighborhood Proj                                                7.625   07/01/26        2,592,870
    240   Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc
          (Prerefunded @ 11/01/05) (a)                                     8.000   11/01/06          256,229
  1,230   Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc
          (Prerefunded @ 11/01/05) (a)                                     8.375   11/01/13        1,338,375
  2,165   Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc
          (Prerefunded @ 11/01/05) (a)                                     8.500   11/01/20        2,369,657
    720   Massachusetts St Indl Fin Agy Rev First Mtg GF Pilgrim
          Inc Proj                                                         6.500   10/01/15          700,279
  2,000   Massachusetts St Indl Fin Agy Rev First Mtg GF Pilgrim
          Inc Proj                                                         6.750   10/01/28        1,892,820
 12,685   Massachusetts St Indl Fin Agy Rev First Mtg Reeds
          Landing Proj (h)                                           7.100/7.350   10/01/28       12,716,712
  1,575   Massachusetts St Indl Fin Agy Rev First Mtg Stone
          Institute & Newton                                               7.700   01/01/14        1,608,421
  1,110   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth
          (Acquired 01/24/98, Cost $1,110,000) (c)                         6.200   06/01/08        1,146,430
  5,865   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth
          (Acquired 06/24/98, Cost $5,865,000) (c)                         6.375   06/01/18        6,130,743
  3,380   Massachusetts St Indl Fin Agy Rev JRC Assisted Living            7.500   07/01/26        3,421,405

  2,600   Massachusetts St Indl Fin Agy Rev Montserrat College
          Art Issue Ser A (Acquired 12/23/97, Cost $2,600,000)
          (a) (c)                                                          7.000   12/01/27        2,642,848
  2,000   Massachusetts St Indl Fin Agy Rev Sr Living Fac Forge
          Hill Proj (AMT)                                                  6.750   04/01/30        2,028,860
                                                                                              --------------
                                                                                                 232,881,057
                                                                                              --------------

          MICHIGAN 2.6%
  1,000   Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement
          Rfdg                                                             5.400   11/15/18        1,024,980
  3,715   Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement
          Rfdg                                                             5.400   11/15/27        3,755,122
  2,005   Concord Academy Antrim MI Ctf Part (a)                           8.000   08/01/31        2,019,336
  2,950   Detroit, MI Loc Dev Fin Auth Tax Increment Sr Ser B
          (Acquired 09/08/97, Cost $2,950,000) (c)                         6.850   05/01/21        3,031,597
    810   Detroit, MI Loc Dev Fin Auth Tax Increment Sub Ser C
          (Acquired 09/08/97, Cost $810,000) (c)                           6.700   05/01/21          831,133
 13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg                 6.000   07/01/20       14,864,348
  1,500   Gaylord, MI Hosp Fin Auth Ltd Otsego Mem Hosp Rfdg               6.500   01/01/37        1,564,605
  1,590   Grand Blanc Academy, MI Ctf Part                                 7.750   02/01/30        1,644,521
  2,845   John Tollfree Hlth Sys Corp Rfdg                                 6.000   09/15/23        2,917,462
  3,000   Kalamazoo, MI Econ Dev Corp Rev Econ Dev Heritage Ser A          7.250   05/15/25        3,095,700
  2,750   Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                    5.250   07/01/30        2,831,785
  1,500   Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                    6.250   07/01/40        1,675,140
  5,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                  6.000   07/01/35        5,444,300
  4,250   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen
          Hosp Ser B                                                       5.750   11/15/25        4,313,410
  9,725   Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen
          Hosp Ser B                                                       5.875   11/15/34        9,928,155
  2,390   Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg
          Burcham Hills Ser A Rfdg                                         7.500   07/01/13        2,446,308
  3,430   Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg
          Burcham Hills Ser A Rfdg                                         7.750   07/01/19        3,519,283
  2,095   Michigan St Hosp Fin Auth Rev Hosp Central MI Cmnty Hosp         6.250   10/01/27        2,152,906
  1,000   Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty Hosp
          Ser A                                                            5.250   01/01/30        1,046,270
  2,000   Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty Hosp
          Ser A                                                            5.375   01/01/34        2,106,160
  5,000   Michigan St Hosp Fin Auth Rev Hosp Oakwood Oblig Group
          Ser A                                                            5.750   04/01/32        5,376,000
  1,530   Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic
          Ser A Rfdg                                                       6.000   02/01/14        1,532,387
  7,315   Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic
          Ser A Rfdg                                                       6.000   02/01/24        7,328,240
  3,000   Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig
          (Prerefunded @ 01/01/06)                                         6.400   01/01/15        3,094,140
  6,500   Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig
          (Prerefunded @ 01/01/06)                                         6.500   01/01/25        6,706,115
    400   Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig
          (Prerefunded @ 01/01/07)                                         6.375   01/01/15          424,828
  1,750   Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg              5.500   11/15/35        1,791,615
  2,900   Michigan St Hosp Fin Auth Rev Trinity Hlth Credit Ser C
          Rfdg                                                             5.375   12/01/30        3,083,860
  3,000   Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser
          B Rfdg (AMT)                                                     5.650   09/01/29        3,176,250
  1,328   Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp
          & Fiber Proj (AMT) (e) (j)                                       8.000   12/01/27          185,935

  3,875   Michigan St Strategic Fd Solid Genesee Pwr Sta Proj
          Rfdg (AMT)                                                       7.500   01/01/21        3,848,999
  4,500   Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group              6.000   08/01/23        4,286,430
  3,000   Star Intl Academy MI Ctf Part                                    8.000   03/01/33        3,257,130
  2,160   Wayne Charter Cnty, MI Spl Arpt Rev                              6.750   12/01/15        1,699,186
  5,500   Wenonah Pk Pptys Inc Bay City Hotel Rev Bd                       7.500   04/01/33        5,301,505
                                                                                              --------------
                                                                                                 121,305,141
                                                                                              --------------

          MINNESOTA 3.4%
  5,000   Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj              7.750   02/01/31        5,371,300
  1,750   Albertville, MN Multi-Family Rev Hsg Cottages
          Albertville Proj Ser A                                           6.750   09/01/29        1,794,502
  2,460   Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West
          Proj Ser A                                                       6.000   10/01/28        2,468,758
  2,000   Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West
          Proj Ser B                                                       6.000   10/01/33        2,006,560
  1,375   Carlton, MN Hlth & Hsg Fac Inter-Faith Social Svc Inc
          Proj                                                             7.500   04/01/19        1,487,117
  2,250   Carlton, MN Hlth & Hsg Fac Inter-Faith Social Svc Inc
          Proj                                                             7.750   04/01/29        2,443,680
  3,000   Coon Rapids, MN Sr Hsg Rev Epiphany Sr Citizens Proj
          Rfdg                                                             6.000   11/01/28        3,000,810
    840   Detroit Lakes, MN Hsg & Hlth CDL Homes Proj Ser B                6.000   08/01/24          868,703
  1,435   Detroit Lakes, MN Hsg & Hlth CDL Homes Proj Ser B                6.125   08/01/34        1,500,780
  2,500   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke's
          Hosp                                                             7.250   06/15/22        2,661,275
  5,630   Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke's
          Hosp                                                             7.250   06/15/32        5,958,060
  1,000   Edina, MN Hlthcare Fac Rev VOA Care Ctrs MN Proj Ser A           6.625   12/01/30        1,066,720
  3,935   Fridley, MN Sr Hsg Banfill Crossing Homes Proj                   6.750   09/01/34        3,935,944
  2,500   Glencoe, MN Hlthcare Fac Glencoe Regl Hlth Svc Proj
          (Prerefunded @ 04/01/11)                                         7.500   04/01/31        2,997,625
  1,200   Maplewood, MN Hlthcare Fac Rev VOA Care Ctr Proj                 7.450   10/01/16        1,225,980
    625   Marshall, MN Med Ctr Gross Rev Weiner Mem Med Ctr Proj
          Ser A                                                            6.000   11/01/28          692,262
    800   Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare
          Hlth Partners Oblig Grp Proj                                     5.875   12/01/29          874,760
  3,500   Minneapolis & Saint Paul, MN Met Northwest Airl Proj
          Rfdg (AMT)                                                       7.375   04/01/25        3,328,080
 25,065   Minneapolis & Saint Paul, MN Met Northwest Airl Proj
          Ser A (AMT)                                                      7.000   04/01/25       22,902,893
  1,000   Minneapolis, MN Hlthcare Fac Rev Saint Olaf Residence
          Inc Proj                                                         7.100   10/01/23        1,003,290
    350   Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj
          (AMT)                                                            7.250   11/01/16          351,956
  1,320   Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj
          (AMT)                                                            7.625   11/01/27        1,330,072
  2,050   Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A               5.875   11/15/18        2,030,320
  4,950   Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A               6.000   11/15/28        4,816,647
  2,000   Minnesota Agric & Econ Dev Brd Rev Evangelical Luthern
          Proj                                                             6.625   08/01/25        2,232,220
    900   Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine
          Proj Ser A                                                       5.500   08/01/23          920,565
    875   Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine
          Proj Ser A                                                       5.750   02/01/30          892,666

  2,500    Northwest, MN Multi-Cnty Hsg & Redev Auth Gov Hsg Rev
           Pooled Hsg Pgm Ser A Rfdg                                       6.250   07/01/40        2,509,750
  2,000    Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg                    6.250   04/01/34        2,109,520
  1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj Ser A                6.750   12/01/33        1,460,368
  2,000    Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts
           Proj (AMT)                                                      7.450   10/01/32        2,103,880
  2,825    Saint Louis Pk, MN Rev Roitenberg Family Asstd Liv Ser
           A (a)                                                           6.750   08/15/21        2,841,046
  2,420    Saint Paul, MN Hsg & Redev Auth Higher Ground Academy
           Ser A Rfdg                                                      6.875   12/01/33        2,490,979
  2,415    Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj
           Ser A                                                           6.750   12/01/33        2,474,940
  4,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj          6.000   11/15/35        4,358,440
  6,410    Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj
           Ser A Rfdg                                                      6.625   11/01/17        6,449,165
    685    Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj
           Ser B                                                           6.625   11/01/17          689,185
  3,500    Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit
           Schs Proj Ser A                                                 7.500   12/01/31        3,592,015
  1,600    Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve
           Language Academy Ser A Rfdg                                     7.000   12/01/32        1,657,984
  2,290    Saint Paul, MN Hsg & Redev Auth LSE Rev Rfdg                    6.750   01/01/35        2,303,603
  2,000    Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj
           Ser A                                                           7.875   12/01/30        2,093,800
  4,035    Saint Paul, MN Hsg & Redev Model Cities Hlth Ctr Ser A
           (a)                                                             7.250   11/01/26        4,220,812
  7,000    Saint Paul, MN Port Auth Hotel Fac Rev Radisson Kellogg
           Proj Ser 2 Rfdg                                                 7.375   08/01/29        7,378,700
  1,700    Saint Paul MN, Port Auth Lease Rev Hltheast Midway Campus
           03 Ser A                                                        5.750   05/01/25        1,745,492
  1,000    Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus
           03 Ser B                                                        6.000   05/01/30        1,027,200
  3,500    Shakopee, MN Hlthcare Saint Francis Regl Med Ctr                5.250   09/01/34        3,658,760
  4,000    Vadnais Heights, MN Lease Rev Agric & Food Sciences Ser
           A                                                               6.600   12/01/34        4,023,120
  4,820    Vadnais Heights, MN Multi-Family Rev Hsg Cottages
           Vadnais Hghts Rfdg (AMT)                                        7.000   12/01/31        5,076,858
  1,650    Victoria, MN Private Sch Fac Holy Family Catholic High
           Sch Ser A                                                       5.850   09/01/24        1,660,197
  4,500    Victoria, MN Private Sch Fac Holy Family Catholic High
           Sch Ser A                                                       5.875   09/01/29        4,524,615
  4,775    Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev
           Hltheast Proj                                                   5.500   11/15/27        4,893,133
  1,450    Winona, MN Hlthcare Winona Hlth Ser A                           6.000   07/01/34        1,561,780
                                                                                              --------------
                                                                                                 157,068,887
                                                                                              --------------

          MISSISSIPPI 0.3%
  1,000   Mississippi Bus Fin Corp (AMT)                                  7.250    07/01/34        1,036,050
  5,585   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy
          Res Inc Proj                                                    5.875    04/01/22        5,740,542
  5,950   Mississippi Dev Bank Spl Oblig Diamond Lakes Util Ser A
          Rfdg                                                            6.250    12/01/17        5,956,545
  1,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS
          Med Rfdg                                                        5.750    04/01/23        1,048,580
  2,000   Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS
          Med Rfdg                                                        5.750    04/01/29        2,075,980
                                                                                              --------------
                                                                                                  15,857,697
                                                                                              --------------
          MISSOURI    2.1%

  1,000   370 Missouri Bottom Rd Taussig Rd Trans Dev Dist                 7.000   05/01/22        1,078,120
  4,750   370 Missouri Bottom Rd Taussig Rd Trans Dev Dist                 7.200   05/01/33        5,115,892
  3,600   Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Ser
          A Rfdg                                                           6.500   10/01/22        3,738,996
  3,000   Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj          5.900   05/01/28        3,019,320
  1,500   Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc             5.750   06/01/32        1,583,415
  3,000   Chesterfield, MO Indl Dev Auth Sr Living Fac Rev
          Willows at Brooking Pk Proj Ser A                                6.625   12/01/31        3,115,620
  2,390   Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill
          Gardens Phase I Proj Ser A (a)                                   6.750   04/01/33        2,515,595
  2,755   Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill
          Gardens Proj Impt & Rfdg                                         6.200   06/01/29        2,803,213
  4,000   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj
          Rfdg                                                             6.125   10/01/21        4,143,640
  1,000   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj
          Rfdg                                                             7.000   10/01/21        1,084,060
  1,440   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
          Proj                                                             5.000   04/01/17        1,436,803
    375   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
          Proj (Escrowed to Maturity)                                      7.250   04/01/07          387,923
  2,000   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
          Proj (Prerefunded @ 04/01/07) (i)                                7.625   04/01/17        2,170,120
    306   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
          Proj (Prerefunded @ 04/01/07)                                    7.625   04/01/18          332,028
  3,610   Good Shepard Nursing Home Dist MO Nursing Home Fac Rev
          Rfdg                                                             5.900   08/15/23        3,662,417
  1,500   Joplin, MO Indl Dev Auth Hlth Freeman Hlth Sys Proj              5.750   02/15/35        1,632,555
  3,000   Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer
          Ser A                                                            6.250   01/01/24        3,153,330
  4,000   Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer
          Ser A                                                            6.500   01/01/35        4,231,720
    568   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev
          Brentwood Manor Apt Proj Ser A (AMT) (a)                         6.950   04/15/15          611,912
  1,496   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev
          Brentwood Manor Apt Proj Ser B (AMT)                             7.250   10/15/38        1,557,486
    365   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev
          Walnut Grove Apt Proj Ser B (AMT) (a)                            7.550   06/15/12          396,164
    990   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev
          Walnut Grove Apt Proj Ser B (AMT) (a)                            7.550   06/15/22        1,063,339
  3,430   Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev
          Walnut Grove Apt Proj Ser B (AMT) (a)                            7.550   06/15/35        3,666,396
  2,000   Kansas City, MO Indl Dev Plaza Lib Proj                          5.900   03/01/24        2,022,100
  1,000   Kansas City, MO Multi-Family Hsg Rev Northwoods Apts
          Proj Ser A (AMT)                                                 6.450   05/01/40        1,031,670
  2,810   Kansas City, MO Multi-Family Hsg Rev Vlg Green Apt Proj
          (AMT)                                                            6.250   04/01/30        2,167,887
  1,350   Maplewood, MO Tax Increment Rev Maplewood South Redev
          Area                                                             5.750   11/01/26        1,369,562
  1,000   Missouri St Dev Fin Brd Fac Branson Landing Proj Ser A           5.500   12/01/24        1,069,360
  1,500   Missouri St Dev Fin Brd Fac Branson Landing Proj Ser A           5.625   12/01/28        1,610,835
  5,000   Nevada, MO Hosp Rev Nevada Regl Med Ctr                          6.750   10/01/31        5,347,050
  3,805   Osage Beach, MO Tax Increment Prewitts Point Proj                6.750   05/01/23        3,922,651
  3,000   Perry Cnty, MO Nursing Home Rev Rfdg                             5.900   03/01/28        3,017,610
  5,500   Saint Joseph, MO Indl Dev Auth Living Cmnty Saint
          Joseph Proj                                                      7.000   08/15/32        5,937,195

  1,000   Saint Joseph, MO Indl Dev Auth Shoppers North Vlg Proj
          Ser A                                                            5.375   11/01/24        1,007,480
  8,000   Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken
          Jordan Proj Ser A                                                6.625   11/15/35        8,353,600
    945   Saint Louis, MO Tax Increment Rev Scullin Redev Area
          Ser A                                                           10.000   08/01/10        1,082,290
  3,265   Saline Cnty, MO Indl Dev Auth Hlth Fac Rev John
          Fitzgibbon Mem Hosp Inc (Acquired 01/12/99, Cost
          $3,206,691) (c)                                                  6.500   12/01/28        3,382,083
  5,600   Valley Park, MO Indl Dev Auth Sr Hsg Rev Cape Albeon
          Proj                                                             6.150   12/01/33        5,799,808
                                                                                              --------------
                                                                                                  99,621,245
                                                                                              --------------
          NEVADA 1.0%
  2,000   Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj
          Rfdg                                                             5.850   01/01/22        2,009,680
  5,715   Clark Cnty, NV Assisted Living Homestead Boulder City
          Proj (a)                                                         6.500   12/01/27        5,930,570
  2,000   Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt           6.100   08/01/18        2,071,260
  2,750   Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt           6.375   08/01/23        2,846,525
  7,490   Clark Cnty, NV Indl Dev Rev Drivers Ser 722 (Inverse
          Fltg) (AMT) (Acquired 02/02/05, Cost $8,091,364) (FGIC
          Insd) (a) (b) (c)                                                7.159   12/01/12        8,125,527
  2,500   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser B Rfdg
          (AMT)                                                            5.900   10/01/30        2,500,400
 11,190   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser C Rfdg            5.500   10/01/30       11,189,441
    925   Henderson, NV Loc Impt Dist No T 13 Ser A                        6.800   03/01/22          954,508
  3,700   Henderson, NV Loc Impt Dist No T 13 Ser B                        6.900   03/01/22        3,819,806
  1,400   Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607                  6.250   06/01/24        1,445,556
    540   Las Vegas, NV Spl Impt Dist No 505 Elkhorn Springs               8.000   09/15/13          553,478
  1,730   North Las Vegas, NV Loc Impt Spl Impt Dist No 60 Aliante         6.400   12/01/22        1,790,325
  4,820   Reno, NV Spl Assmt Dist No 4 Somersett Pkwy                      6.625   12/01/22        4,970,529
                                                                                              --------------
                                                                                                  48,207,605
                                                                                              --------------
          NEW HAMPSHIRE 1.1%
  4,845   New Hampshire Higher Ed & Hlth Daniel Webster College
          Issue                                                            6.300   07/01/29        4,916,367
    435   New Hampshire Higher Ed & Hlth Fac Auth Rev
          Colby-Sawyer College Issue                                       7.200   06/01/12          451,808
  2,565   New Hampshire Higher Ed & Hlth Fac Auth Rev
          Colby-Sawyer College Issue                                       7.500   06/01/26        2,662,214
  2,000   New Hampshire Higher Ed & Hlth Fac Auth Rev First Mtg
          Odd Fellows Home Rfdg                                            9.000   06/01/14        2,201,760
  1,000   New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights                                       7.350   01/01/18        1,026,730
  4,825   New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights                                       7.450   01/01/25        4,953,972
  2,020   New Hampshire Higher Ed & Hlth Fac Auth Rev Hlthcare
          Visiting Nurse (Acquired 09/23/93, Cost $2,265,306) (c)          7.250   09/01/23        2,021,697
  4,000   New Hampshire Higher Ed & Hlth Fac Auth Rev New England
          College (a)                                                      6.125   03/01/19        3,686,040
  1,000   New Hampshire Higher Ed & Hlth Fac Auth Rev Riverwoods
          at Exeter Ser A                                                  6.500   03/01/23        1,017,780
  1,500   New Hampshire Higher Ed & Hlth Hosp Littleton Hosp Assn
          Ser A                                                            5.900   05/01/18        1,571,790
  1,250   New Hampshire Higher Ed & Hlth Hosp Littleton Hosp Assn
          Ser A                                                            6.000   05/01/28        1,285,650

  1,570   New Hampshire Hlth & Ed Fac Auth Rev Huntington At
          Nashua Ser A                                                     6.875   05/01/23        1,677,105
  4,600   New Hampshire Hlth & Ed Fac Auth Rev Huntington At
          Nashua Ser A                                                     6.875   05/01/33        4,864,178
  1,000   New Hampshire Hlth & Ed Fac Auth Rev NH College Issue
          (Prerefunded @ 01/01/11)                                         7.500   01/01/31        1,200,500
  6,315   New Hampshire Hlth & Ed Fac Daniel Webster College
          Issue (a)                                                        7.500   07/01/31        6,645,148
  1,735   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth           5.500   07/01/34        1,851,471
  1,055   New Hampshire Hlth & Ed Fac Speare Mem Hosp                      5.500   07/01/25        1,100,924
  1,150   New Hampshire Hlth & Ed Fac Speare Mem Hosp                      5.875   07/01/34        1,212,066
  2,840   New Hampshire St Business Fin Auth Elec Fac Rev
          Plymouth Cogeneration (AMT) (Acquired 06/29/93, Cost
          $2,795,037) (c)                                                  7.750   06/01/14        2,931,022
  3,000   New Hampshire St Business Fin Auth Rev Alice Peck Day
          Hlth Sys Ser A Rfdg                                              7.000   10/01/29        3,192,540
    140   New Hampshire St Hsg Fin Auth Single Family Rev Mtg
          Acquisition Ser G (AMT)                                          6.300   01/01/26          142,951
    210   New Hampshire St Hsg Fin Auth Single Family Rev Ser D
          (AMT)                                                            5.900   07/01/28          218,366
                                                                                              --------------
                                                                                                  50,832,079
                                                                                              --------------
          NEW JERSEY 4.5%
  4,990   Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrig
          (Acquired 03/08/96, 01/29/97, 02/03/97, 05/20/97, Cost
          $5,158,542) (c) (d)                                              8.400   04/01/24        4,703,075
  2,000   Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper
          Hlth Ser A                                                       5.750   02/15/34        2,140,540
  6,000   New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac Ser A           7.250   11/15/21        6,623,820
  3,450   New Jersey Econ Dev Auth Econ Dev Rev United Methodist
          Homes Ser A                                                      6.125   07/01/23        3,684,945
  5,800   New Jersey Econ Dev Auth Econ Dev Rev United Methodist
          Homes Ser A                                                      6.250   07/01/33        6,304,078
    175   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A
          (Prerefunded @ 02/01/07)                                         7.000   02/01/10          183,894
  1,500   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A
          (Prerefunded @ 02/01/07)                                         7.375   02/01/17        1,621,110
  3,500   New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A
          (Prerefunded @ 02/01/07)                                         7.500   02/01/27        3,788,330
  2,355   New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj          5.750   10/01/23        2,396,542
    600   New Jersey Econ Dev Auth First Mtg Hamilton Continuing
          Care Ser A                                                       8.350   11/01/30          624,048
  1,500   New Jersey Econ Dev Auth First Mtg Presbyterian Ser A            6.250   11/01/20        1,570,275
  1,500   New Jersey Econ Dev Auth First Mtg Presbyterian Ser A            6.375   11/01/31        1,560,525
  1,250   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj         8.000   04/01/23        1,356,463
  3,500   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj         8.000   04/01/31        3,777,585
  6,000   New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj         7.750   04/01/33        6,395,700
  1,000   New Jersey Econ Dev Auth Holt Hauling & Warehsg Rev Ser
          G Rfdg (e)                                                       8.400   12/15/15          788,500
  2,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook
          Vlg Inc Ser A                                                    8.250   11/15/30        2,281,800
  1,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A              8.000   11/15/15        1,135,420
  1,000   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A              8.125   11/15/18        1,085,750

  1,440   New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A              8.125   11/15/23        1,643,400
  4,000   New Jersey Econ Dev Auth Rev Cig Tax                             5.750   06/15/29        4,324,680
    975   New Jersey Econ Dev Auth Rev First Mtg Millhouse Proj
          Ser A (a)                                                        8.250   04/01/10          450,704
  2,060   New Jersey Econ Dev Auth Rev First Mtg Millhouse Proj
          Ser A (e)                                                        8.500   04/01/16          952,091
    430   New Jersey Econ Dev Auth Rev First Mtg Winchester
          Gardens Ser A (Escrowed to Maturity)                             7.500   11/01/05          433,393
  1,100   New Jersey Econ Dev Auth Rev First Mtg Winchester
          Gardens Ser A (Prerefunded @ 11/01/06)                           8.500   11/01/16        1,191,333
  1,500   New Jersey Econ Dev Auth Rev First Mtg Winchester
          Gardens Ser A (Prerefunded @ 11/01/06)                           8.625   11/01/25        1,626,630
  1,550   New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj Ser
          A (AMT)                                                          6.125   06/01/18        1,433,316
    825   New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj Ser
          A (AMT)                                                          6.750   07/01/19          792,710
  2,500   New Jersey Econ Dev Auth Rev Sr Living Fac Esplanade
          Bear (AMT)                                                       7.000   06/01/39        2,029,100
  7,055   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc
          Proj (AMT)                                                       6.625   09/15/12        6,862,046
 12,360   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc
          Proj (AMT)                                                       6.250   09/15/19       11,424,101
  1,000   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc
          Proj (AMT)                                                       6.400   09/15/23          930,430
 18,590   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc
          Proj (AMT)                                                       6.250   09/15/29       16,819,117
    680   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc
          Proj (AMT)                                                       7.000   11/15/30          670,249
 25,125   New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc
          Proj (AMT)                                                       9.000   06/01/33       27,789,758
  4,895   New Jersey Econ Dev Auth Sr Mtg Arbor Ser A                      6.000   05/15/28        5,049,193
  4,000   New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig            5.750   07/01/29        4,096,920
  4,385   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig
          Grp Ser A                                                        5.750   07/01/23        4,780,966
  1,500   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig
          Grp Ser A                                                        5.000   07/01/26        1,544,475
  3,000   New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig
          Grp Ser A                                                        5.375   07/01/33        3,151,290
  1,000   New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc
          Cherry Hill Proj                                                 8.000   07/01/27        1,056,890
  1,595   New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc
          Cherry Hill Proj (a)                                             7.750   07/01/10        1,698,165
  1,000   New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr
          NY Hlthcare                                                      6.625   07/01/31        1,105,940
  1,140   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp
          Assn                                                             6.000   07/01/13        1,168,135
  1,200   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp
          Assn                                                             6.500   07/01/23        1,246,812
  7,000   New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp
          Assn                                                             6.625   07/01/36        7,275,730
  1,640   New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med
          Ctr Issue Rfdg                                                   7.250   07/01/14        1,731,594
  2,135   New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp           6.000   07/01/32        2,307,764
    720   New Jersey Hlthcare Fac Trinitas Hosp Oblig Grp                  7.500   07/01/30          815,285
  1,030   New Jersey St Ed Fac Auth Rev Caldwell College Ser A             7.250   07/01/25        1,051,537

  3,665   New Jersey St Ed Fac Auth Rev Felician College of Lodi
          Ser D (Acquired 11/07/97, Cost $3,665,000) (c)                   7.375   11/01/22        3,837,182
  5,000   New Jersey St Ed Fac Auth Rols Ser 295-1 (Inverse Fltg)
          (Acquired 08/23/04, Cost $5,307,058) (a) (b) (c)                 7.389   07/01/26        5,741,350
  5,000   New Jersey St Ed Fac Auth Rols Ser 295-2 (Inverse Fltg)
          (Acquired 08/23/04, Cost $5,275,721) (a) (b) (c)                 7.389   07/01/27        5,725,950
  2,155   Tobacco Settlement Fin Corp NJ                                   5.750   06/01/32        2,254,604
  5,000   Tobacco Settlement Fin Corp NJ                                   6.000   06/01/37        5,382,300
 10,625   Tobacco Settlement Fin Corp NJ                                   6.750   06/01/39       12,404,475
  2,000   Tobacco Settlement Fin Corp NJ                                   6.125   06/01/42        2,152,860
  1,650   Tobacco Settlement Fin Corp NJ                                   6.250   06/01/43        1,868,741
                                                                                              --------------
                                                                                                 208,843,616
                                                                                              --------------
          NEW MEXICO 0.7%
  7,015   Albuquerque, NM Retirement Fac Rev La Vida Llena Proj
          Ser B Rfdg                                                       6.600   12/15/28        7,268,522
  1,470   Bernalillo Cnty, NM Multi-Family Rev Hsg Sr Solar
          Villas Apt Ser F                                                 7.250   10/15/22        1,543,515
  1,495   Cabezon Pub Impt Dist NM                                         6.300   09/01/34        1,519,548
  3,000   Farmington, NM Pollutn Ctl Rev Public Svc Co NM Proj
          Ser A (AMT)                                                      6.600   10/01/29        3,265,710
  3,870   New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt
          Ser A (AMT)                                                      6.850   12/01/31        4,034,204
  2,345   New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr Ser
          A (a)                                                            7.500   12/01/30        2,479,228
  2,725   RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt
          Proj Ser A Rfdg (GNMA Collateralized)                            7.125   12/15/27        2,803,371
  3,405   San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr
          Ser A (AMT) (a)                                                  7.250   12/01/31        3,545,082
  3,250   Santa Fe Cnty, NM Proj Rev El Castillo Retirement Ser A          5.625   05/15/25        3,306,030
  3,000   Santa Fe, NM Edl Fac Rev Impt College of Santa Fe Proj           5.750   10/01/28        3,082,020
    750   Ventana West Pub Impt Dist NM                                    6.875   08/01/33          806,280
                                                                                              --------------
                                                                                                  33,653,510
                                                                                              --------------

          NEW YORK 6.6%
  1,000   Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek Proj Ser A         7.000   12/01/24          745,300
  1,500   Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek Proj Ser A         7.000   12/01/34        1,116,990
  1,960   Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen Proj
          Ser A                                                            6.875   06/01/39        1,934,383
    980   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A           7.750   11/15/10        1,072,502
  3,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A           8.125   11/15/20        3,255,540
  1,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A           8.250   11/15/30        1,088,790
  1,340   Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev
          Woodcrest Estates Fac Ser A (AMT)                                6.250   12/01/23        1,383,617
  4,760   Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev
          Woodcrest Estates Fac Ser A (AMT)                                6.375   12/01/37        4,912,177
    660   Castle Rest Residential Hlthcare Fac NY Rev Hlthcare
          Fac Ser B                                                        8.000   08/01/10          679,034
  3,455   Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Ser A
          Rfdg                                                             7.500   03/01/29        3,810,520
  7,500   Metropolitan Transn Auth NY Rites Port Auth 1273
          (Inverse Fltg) (Acquired 08/30/04, Cost $8,281,329)
          (FSA Insd) (a) (b) (c)                                           7.336   11/15/24        8,987,850

  2,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood
          Sr Living Ser A                                                  6.750   05/01/23        1,631,840
  5,000   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood
          Sr Living Ser A                                                  6.875   05/01/33        4,085,450
  2,250   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Highland
          Hosp Rochester Rfdg                                              5.000   08/01/22        2,363,940
  1,500   Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Highland
          Hosp Rochester Proj                                              5.000   08/01/25        1,566,120
    865   Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj                   8.000   11/15/15          934,996
  1,570   Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj                   8.550   11/15/32        1,712,839
  1,000   Mount Vernon, NY Indl Dev Agy Civic Fac Rev                      6.200   06/01/29        1,027,710
  2,000   New York City Indl Dev Agy Amern Airl Inc Proj (AMT)             6.900   08/01/24        1,697,980
  2,110   New York City Indl Dev Agy British Airways Plc Proj
          (AMT)                                                            5.250   12/01/32        1,906,807
 12,475   New York City Indl Dev Agy British Airways Plc Proj
          (AMT)                                                            7.625   12/01/32       13,892,410
  3,265   New York City Indl Dev Agy Civic Fac Rev Cmnty Res
          Developmentally Disabled                                         7.500   08/01/26        3,362,428
  3,575   New York City Indl Dev Agy Civic Fac Rev Our Lady of
          Mercy Med Ctr Pkg Corp Proj                                      8.500   12/30/22        3,288,214
  3,000   New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj           6.375   07/01/33        3,223,200
  2,650   New York City Indl Dev Agy Civic Fac Rev Spl Place Inc
          Proj Ser A                                                       7.000   01/01/33        2,820,395
  5,345   New York City Indl Dev Agy Civic Fac Rev Touro College
          Proj Ser A (Acquired 06/29/99, 06/6/01, 07/22/02, Cost
          $4,980,640) (c)                                                  6.350   06/01/29        5,556,555
  4,000   New York City Indl Dev Agy JFK Intl Arpt Proj Ser A
          (AMT)                                                            8.000   08/01/12        3,918,920
  3,000   New York City Indl Dev Agy JFK Intl Arpt Proj Ser B
          (AMT)                                                            8.500   08/01/28        3,001,470
    315   New York City Indl Dev Agy Lycee Francais De NY Proj
          Ser A (ACA Insd)                                                 5.375   06/01/23          331,270
  5,000   New York City Indl Dev Agy Lycee Francais De NY Ser C            6.800   06/01/28        5,403,500
 30,000   New York City Indl Dev Agy Rev Liberty-7 World Trade
          Ctr Ser A                                                        6.250   03/01/15       31,909,500
 12,000   New York City Indl Dev Agy Rev Liberty-7 World Trade
          Ctr Ser A                                                        6.500   03/01/35       12,918,600
  7,500   New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)         7.950   01/01/28        7,785,150
  1,250   New York City Indl Dev Agy Spl Fac Rev Contl Airl Inc
          (AMT)                                                            8.000   11/01/12        1,249,788
  1,250   New York City Indl Dev Agy Spl Fac Rev Contl Airl Inc
          (AMT)                                                            8.375   11/01/16        1,258,088
  5,020   New York City Muni Wtr Auth Rev Drivers Ser 297
          (Inverse Fltg) (Acquired 09/27/02, Cost $5,236,509)
          (FSA Insd) (a) (b) (c)                                           8.306   06/15/26        5,645,492
  1,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A
          (Prerefunded @ 06/15/09) (FGIC Insd)                             5.750   06/15/31        1,107,060
  3,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B
          (FSA Insd)                                                       5.000   06/15/36        3,191,370
  5,000   New York City Muni Wtr Fin Drivers Ser 499 (Inverse
          Fltg) (Acquired 08/18/04, Cost $5,095,296) (a) (b) (c)           7.189   06/15/11        5,522,800
 22,500   New York City Trans Drivers Ser 508 (Inverse Fltg)
          (Acquired 08/31/04, 09/15/04, 10/20/04, Cost
          $23,080,276) (b) (c)                                             7.199   02/01/12       24,950,025
  1,750   New York St Dorm Auth Rev Mtg Ellis Hosp (FHA Gtd)               4.750   02/15/32        1,790,338
  2,000   New York St Dorm Auth Rev North Shore L I Jewish Grp             5.375   05/01/23        2,131,640

  4,375   New York St Dorm Auth Rev Rites Port Auth 1272 Ser A
          (Inverse Fltg) (Acquired 08/23/04, Cost $4,981,799)
          (FGIC Insd) (a) (b) (c)                                          6.835   07/01/18        5,159,656
  6,220   New York St Dorm Auth Rev Rites Port Auth 1272 Ser B
          (Inverse Fltg) (Acquired 08/23/04, Cost $6,990,338)
          (FGIC Insd) (a) (b) (c)                                          6.835   07/01/19        7,306,323
  2,500   New York St Dorm Auth Rev Winthrop South Nassau Univ             5.500   07/01/23        2,679,525
  5,195   New York St Dorm Auth Rev Winthrop South Nassau Univ             5.750   07/01/28        5,628,263
  4,000   New York St Dorm Auth Rev Winthrop Univ Hosp Assn Ser A          5.500   07/01/23        4,281,800
  2,010   Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser A                    7.600   09/01/15        2,010,020
  1,250   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth
          Med Ser A                                                        5.875   12/01/29        1,288,888
  1,520   Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth
          Med Ser B                                                        6.000   12/01/19        1,582,153
    300   Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev Iroquois
          Nursing Home Ser B (FHA Gtd) (a)                                 7.000   02/01/09          300,012
  4,000   Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr
          Proj Ser A                                                       7.000   08/01/31        4,277,680
    350   Oswego Cnty, NY Indl Dev Agy Civic Fac Rev (a)                   7.000   02/01/12          365,901
  2,300   Peekskill, NY Indl Dev Agy Sr Drum Hill Sr Living Proj
          (AMT)                                                            6.375   10/01/28        2,269,755
  6,225   Port Auth NY & NJ Rites Port Auth 1269 Ser A (AMT)
          (Inverse Fltg) (Acquired 08/03/04, Cost $6,967,408)
          (MBIA Insd) (a) (b) (c)                                          7.313   05/01/12        7,524,905
  3,580   Port Auth NY & NJ Rites Port Auth 1269 Ser B (AMT)
          (Inverse Fltg) (Acquired 08/03/04, Cost $3,963,950)
          (MBIA Insd) (a) (b) (c)                                          7.313   05/01/12        4,305,344
  4,000   Port Auth NY & NJ Rites Port Auth 1271 (AMT) (Inverse
          Fltg) (Acquired 08/17/04, Cost $4,686,190) (MBIA Insd)
          (a) (b) (c)                                                      7.313   11/01/16        4,860,160
  5,075   Rockland Cnty, NY Indl Dev Agy Civic Fac Rev Dominican
          College Proj (Prerefunded @ 05/01/08) (Acquired
          06/30/98, 01/28/00, 11/13/00, 11/17/00, Cost
          $4,653,737) (c)                                                  6.250   05/01/28        5,549,360
  2,275   Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev Highpointe at
          Malta Proj Ser A                                                 6.875   06/01/39        2,280,733
  1,000   Suffolk Cnty, NY Gurwin Jewish Phase II                          6.700   05/01/39        1,067,540
  5,250   Suffolk Cnty, NY Indl Dev Agy Continuing Care
          Retirement Cmnty Rev First Mtg Jeffersons Ferry                  7.250   11/01/28        5,730,323
  1,000   Suffolk Cnty, NY Indl Dev Agy Continuing Care
          Retirement Peconic Landing Ser A                                 8.000   10/01/20        1,136,610
  2,000   Suffolk Cnty, NY Indl Dev Agy Continuing Care
          Retirement Peconic Landing Ser A                                 8.000   10/01/30        2,265,540
  4,680   Suffolk Cnty, NY Indl Dev Agy Eastern Long Is Hosp
          Assoc Ser A                                                      7.750   01/01/22        5,033,527
  3,100   Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev Spellman
          High Voltage Fac Ser A (AMT)                                     6.375   12/01/17        3,085,833
  4,600   Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew
          Academy Spl Children (a)                                         7.500   06/01/32        4,736,160
    145   Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest Ser B            7.500   08/01/10          146,934
  1,350   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser
          A                                                                7.375   03/01/21        1,462,050
  2,325   Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser
          A                                                                7.375   03/01/31        2,512,279
  5,000   Triborough Brdg & Tunl Auth NY Drivers Ser 525 (Inverse
          Fltg) (Acquired 09/29/04, Cost $5,435,100) (a) (b) (c)           7.199   11/15/32        5,489,800

    695   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine
          Hosp Proj Ser A                                                  6.250   06/01/08          696,307
  1,000   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine
          Hosp Proj Ser A                                                  6.400   06/01/14          978,950
  3,895   Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine
          Hosp Proj Ser A                                                  6.450   06/01/24        3,645,720
  3,750   Utica, NY Indl Dev Agy Civic Fac Rev Utica College
          Civic Fac                                                        6.850   12/01/31        3,983,363
    765   Utica, NY Indl Dev Agy Civic Utica College Proj Ser A            6.875   12/01/24          822,627
  1,235   Utica, NY Indl Dev Agy Civic Utica College Proj Ser A            6.875   12/01/34        1,324,081
  5,000   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson
          Proj Ser A                                                       6.375   01/01/24        5,368,150
  5,000   Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson
          Proj Ser A                                                       6.500   01/01/34        5,394,850
  2,000   Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc
          Ser A                                                            7.375   07/01/30        2,165,740
                                                                                              ---------------
                                                                                                 308,889,460
                                                                                              ---------------

          NORTH CAROLINA 0.7%
  1,000   Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl
          Paper Co Proj Ser A (AMT)                                        5.900   09/01/25        1,056,230
  1,250   North Carolina Cap Fac Fin Agy Rev Duke Univ Proj Ser A          5.125   10/01/41        1,308,663
  1,000   North Carolina Med Care Commn First Mtg Arbor Acres
          Cmnty Proj                                                       6.250   03/01/27        1,062,300
  7,050   North Carolina Med Care Commn First Mtg Baptist
          Retirement Ser A                                                 6.400   10/01/31        7,394,745
  3,000   North Carolina Med Care Commn First Mtg Forest at Duke
          Proj                                                             6.375   09/01/32        3,220,080
  2,500   North Carolina Med Care Commn First Mtg Presbyterian
          Homes Proj                                                       7.000   10/01/31        2,685,225
  2,500   North Carolina Med Care Commn First Mtg Salemtowne Proj          6.625   04/01/31        2,669,950
  1,200   North Carolina Med Care Commn First Mtg United
          Methodist Homes (Prerefunded @ 10/01/09)                         7.000   10/01/17        1,367,652
  1,250   North Carolina Med Care Commn First Mtg United
          Methodist Homes (Prerefunded @ 10/01/09)                         7.250   10/01/32        1,436,425
  9,500   North Carolina Med Care Commn Retirement Fac Rev First
          Mtg Givens Estates Proj Ser A                                    6.500   07/01/32       10,247,270
                                                                                              --------------
                                                                                                  32,448,540
                                                                                              --------------

          NORTH DAKOTA 0.3%
  2,610   Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran
          Rfdg                                                             6.100   10/01/23        2,319,611
    495   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A
          Rfdg (AMT)                                                       7.250   09/01/21          499,658
    765   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A
          Rfdg (AMT)                                                       7.400   09/01/26          772,535
  2,120   Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A
          Rfdg (AMT)                                                       7.600   09/01/31        2,150,973
  1,000   Grand Forks, ND Nursing Fac Vly Homes & Svcs Proj Ser A          6.250   11/01/29        1,044,140
  4,000   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj         6.250   12/01/34        4,025,320
  1,880   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj         6.375   12/01/34        1,897,747
                                                                                              --------------
                                                                                                  12,709,984
                                                                                              --------------
          OHIO    1.7%
 10,255   Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj                6.500   09/01/36       10,352,525

  1,500   Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp
          Ser A                                                            5.375   11/15/24        1,545,465
  4,000   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A
          Rfdg                                                             6.900   11/15/23        4,348,880
  7,650   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A
          Rfdg                                                             7.125   11/15/33        8,258,940
  5,000   Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj         7.350   12/01/31        5,457,300
    870   Cleveland, OH Arpt Spl Rev Contl Airl Inc Proj (AMT)             5.375   09/15/27          687,396
  2,500   Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc
          Proj Ser C                                                       6.250   05/15/32        2,516,925
  1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall
          (Prerefunded @ 11/15/05)                                         7.200   11/15/14        1,025,540
  1,500   Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall
          (Prerefunded @ 11/15/05)                                         7.300   11/15/23        1,542,555
  3,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                   7.500   01/01/30        3,399,810
  1,039   Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts
          Ser A1 Rfdg (h)                                            6.000/7.625   10/01/37          703,234
  1,802   Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts
          Ser A2 Rfdg (e)                                                  5.460   10/01/37                0
  7,000   Cuyahoga Cnty, OH Rev Ser A Rfdg                                 6.000   01/01/32        7,801,080
  4,000   Dayton, OH Spl Fac Rev Air Freight Cargo Day LLC Proj
          (AMT)                                                            6.300   04/01/22        3,727,520
  2,000   Dayton, OH Spl Fac Rev Air Freight Ser D (AMT)                   6.200   10/01/09        2,205,260
  1,245   Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr Ser A          5.625   08/15/32        1,322,800
  2,080   Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill
          Washington Pk Apt (AMT)                                          7.750   10/01/21        1,874,288
  2,500   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                       5.375   10/01/30        2,635,200
  2,100   Lorain Cnty, OH Hosp Rev Mtg Elyria United Methodist
          Ser C Rfdg (Prerefunded @ 06/01/06)                              6.875   06/01/22        2,201,094
  1,000   Lucas Cnty, OH Hlthcare Impt Sunset Retirement Ser A
          Rfdg                                                             6.550   08/15/24        1,089,270
    500   Lucas Cnty, OH Hlthcare Impt Sunset Retirement Ser A
          Rfdg                                                             6.625   08/15/30          543,185
  1,000   Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp Proj
          Rfdg (Prerefunded @ 08/01/08)                                    6.250   08/01/18        1,021,610
  3,265   Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp Proj
          Rfdg (Prerefunded @ 08/01/08)                                    6.400   08/01/28        3,564,466
  2,000   Ohio St Air Quality Dev Auth Pollutn Ctl Cleveland Ser
          A Rfdg                                                           6.000   12/01/13        2,085,820
  3,000   Ohio St Environmental Fac Rev Ford Motor Co Proj (AMT)           5.750   04/01/35        2,854,440
  1,000   Pinnacle Cmnty Infrastructure Fac Ser A                          6.000   12/01/22        1,055,120
  2,000   Pinnacle Cmnty Infrastructure Fac Ser A                          6.250   12/01/36        2,089,660
    500   Port Gtr Cincinnati Dev Auth Coop Pub Pkg
          Infrastructure Proj                                              6.300   02/15/24          539,935
  2,030   Port Gtr Cincinnati Dev Auth Coop Pub Pkg
          Infrastructure Proj                                              6.400   02/15/34        2,176,241
                                                                                              --------------
                                                                                                  78,625,559
                                                                                              --------------

          OKLAHOMA 1.4%
  1,170   Citizen Potawatomi Nation, OK Ser A                              6.500   09/01/16        1,234,093
  1,150   Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A         7.625   08/01/20        1,189,733
  1,000   Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A         7.750   08/01/30        1,030,280
  2,000   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Rfdg               6.000   04/01/22        2,043,440
  1,200   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser A Rfdg         7.000   04/01/25        1,230,336

  1,990   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser A Rfdg         7.600   04/01/30        2,060,307
  5,000   Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj Ser B           6.375   07/01/21        5,637,000
    500   Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj Ser B           6.600   07/01/31          561,995
  2,500   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A
          Rfdg (Prerefunded @ 08/15/09)                                    5.750   08/15/12        2,752,200
  2,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A
          Rfdg (Prerefunded @ 08/15/09)                                    5.750   08/15/13        2,201,760
  1,000   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A
          Rfdg (Prerefunded @ 08/15/09)                                    5.750   08/15/15        1,100,880
  3,740   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A
          Rfdg (Prerefunded @ 08/15/09)                                    5.625   08/15/19        4,100,087
  6,220   Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A
          Rfdg (Prerefunded @ 08/15/09)                                    5.625   08/15/29        6,818,862
  1,000   Stillwater, OK Med Ctr Auth                                      5.625   05/15/23        1,096,460
  2,000   Tulsa Cnty, OK Indl Auth Multi-Family Hsg Shadybrook
          Apt Ser A                                                        6.375   07/01/28        1,669,400
  2,250   Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj                       7.350   12/01/11        2,252,880
    750   Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj Rfdg                  6.250   06/01/20          702,990
 10,000   Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT)                  7.750   06/01/35        9,739,200
  5,000   Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT)                  5.650   12/01/35        4,825,100
 10,450   Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg (AMT)                      7.750   06/01/35       10,971,769
                                                                                              --------------
                                                                                                  63,218,772
                                                                                              --------------

          OREGON 1.0%
  2,000   Clackamas Cnty, OR Hosp Fac Willamette View Inc Proj
          Ser A                                                            7.500   11/01/29        2,156,860
  1,180   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                         6.000   08/01/14        1,175,103
  4,000   Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                         6.875   08/01/28        4,051,920
  1,730   Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest
          Glen Ser A (a)                                                   7.500   09/01/27        1,770,586
  9,700   Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza
          Proj Rfdg (Acquired 05/16/03, 11/17/03, Cost
          $9,663,295) (c)                                                  6.500   12/01/29        9,958,699
  3,000   Oregon St Fac Auth Rev College Hsg Northwest Proj Ser A          5.450   10/01/32        3,104,670
  3,753   Oregon St Hlth Hsg Ed & Cultural Fac Auth (AMT)                  7.250   06/01/28        3,803,009
  2,990   Oregon St Hlth Hsg Ed Auth Ore Baptist Retirement Homes
          Ser A                                                            8.000   11/15/26        3,110,168
  1,110   Oregon St Hsg & Cmnty Svc Dep Single Family Mtg Ser A            5.350   07/01/30        1,142,634
     55   Oregon St Hsg & Cmnty Svc Dep Single Family Mtg Ser B
          (AMT)                                                            5.450   07/01/32           56,443
  4,000   Oregon St Vets Welfare Ser 81                                    5.250   10/01/42        4,098,680
  9,925   Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement
          Cmnty                                                            7.000   12/01/34       10,278,529
                                                                                              --------------
                                                                                                  44,707,301
                                                                                              --------------

          PENNSYLVANIA 5.9%
    330   Allegheny Cnty, PA Hosp Dev Auth Rev Covenant at South
          Hills Ser A (e)                                                  8.625   02/01/21          217,744
 11,310   Allegheny Cnty, PA Hosp Dev Auth Rev Covenant at South
          Hills Ser A (e)                                                  8.750   02/01/31        7,430,557
  1,000   Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa
          Saint Joseph                                                     5.875   08/15/18        1,006,150
  4,500   Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa
          Saint Joseph                                                     6.000   08/15/28        4,501,755
  1,000   Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills
          Hlth Sys Ser B                                                   6.625   05/01/20        1,069,160

  1,000   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                       9.250   11/15/15        1,209,090
  6,240   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                       9.250   11/15/22        7,534,176
 11,925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                       9.250   11/15/30       14,343,986
  1,695   Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)                 6.625   09/01/24        1,646,235
  6,645   Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Freight
          Cargo Fac Pit LLC (AMT) (a)                                      7.750   09/01/31        7,049,149
  2,520   Allentown, PA Area Hosp Auth Rev                                 6.500   11/15/08        2,573,172
  7,365   Allentown, PA Area Hosp Auth Rev Sacred Heart Hosp of
          Allentown Ser A Rfdg                                             6.750   11/15/14        7,652,235
  4,000   Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Coll
          Toledo Edison Co Proj Ser A Rfdg                                 7.750   05/01/20        4,116,320
  4,275   Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj Ser A             7.000   01/01/34        4,542,658
  1,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac
          Chandler                                                         6.100   05/01/14        1,034,020
    900   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac
          Chandler                                                         6.200   05/01/19          930,843
  2,000   Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac
          Chandler                                                         6.300   05/01/29        2,062,140
  1,000   Chartiers Vly, PA Indl & Com Dev Auth First Mtg Rev
          Asbury Hlth Ctr Rfdg                                             6.375   12/01/19        1,044,730
  2,500   Chartiers Vly, PA Indl & Com Dev Auth First Mtg Rev
          Asbury Hlth Ctr Rfdg                                             6.375   12/01/24        2,612,600
  2,000   Chartiers Vly, PA Indl Asbury Hlth Ctr Proj Rfdg                 7.400   12/01/15        2,043,060
 10,295   Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp Ser A           6.750   07/01/31       11,150,926
  2,250   Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj                 7.250   07/01/24        2,494,170
  2,200   Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj                 7.625   07/01/34        2,461,206
  2,500   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev                    6.250   08/15/29        2,604,375
  1,000   Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods
          Cedar Run Ser A Rfdg (d)                                         6.500   11/01/18          342,690
  3,250   Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods
          Cedar Run Ser A Rfdg (d)                                         6.500   11/01/28        1,100,873
  4,000   Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place
          Ser A                                                            6.000   01/15/25        2,458,880
  5,500   Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront
          Office                                                           6.000   01/01/25        5,136,230
  1,500   Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj
          Rfdg (Prerefunded @ 06/01/06)                                    7.000   06/01/21        1,542,210
 12,500   Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj
          Rfdg (Prerefunded @ 06/01/06)                                    7.000   06/01/26       12,851,750
  2,100   Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A
          Rfdg                                                             7.500   07/01/18        2,172,261
  1,000   Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A
          Rfdg                                                             7.625   07/01/30        1,084,320
  4,295   Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor
          Proj                                                             6.625   08/15/29        4,529,378
  4,530   Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph's Med
          Ctr                                                              6.200   07/01/26        4,534,122
  2,200   Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC Proj Rfdg
          (AMT)                                                            5.850   06/01/27        2,325,334
  1,650   Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj
          Ser A                                                            7.625   05/01/31        1,820,165
  2,500   Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A            5.625   11/01/34        2,684,125
  3,000   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible
          Fellowship Church Home Inc                                       7.750   11/01/33        3,325,320
  3,000   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible
          Fellowship Church Home Inc Proj Ser A                            6.000   12/15/23        3,028,980
  1,000   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Luke's
          Bethlehem                                                        5.375   08/15/33        1,050,440

  3,000   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp
          Rfdg                                                             6.000   11/01/18        2,951,520
  6,085   Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp
          Rfdg                                                             6.000   11/01/23        5,901,294
  1,790   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc
          Proj                                                             6.100   06/01/18        1,720,870
  4,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc
          Proj                                                             6.300   06/01/28        3,769,600
  2,230   Luzerne Cnty, PA Indl Dev Auth First Mtg Gross Rev Rfdg
          (a)                                                              7.875   12/01/13        2,236,177
  2,500   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                6.000   01/01/43        2,706,000
  7,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev
          Abington Mem Hosp Ser A                                          5.125   06/01/32        7,225,260
  2,200   Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev
          GDL Farms Corp Proj Rfdg                                         6.500   01/01/20        2,177,538
  2,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Proj Ser A Rfdg                                   6.000   12/01/10        2,001,780
  1,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Proj Ser A Rfdg                                   6.250   12/01/17        1,042,790
    500   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Rfdg (Prerefunded @ 12/01/05)                     7.000   12/01/10          514,705
  1,500   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Rfdg (Prerefunded @ 12/01/05)                     7.250   12/01/15        1,545,030
  4,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Rfdg (Prerefunded @ 12/01/05)                     7.400   12/01/20        4,121,520
  3,300   Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv
          Geriatric Ser A                                                  8.375   07/01/23        3,319,701
  1,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh
          Cont Care Proj                                                   6.125   02/01/28        1,583,910
  1,500   Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh
          Cont Care Proj                                                   6.250   02/01/35        1,590,795
  2,660   Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth
          Academy (a)                                                      7.750   09/01/14        2,674,391
  1,600   Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A           5.625   07/01/32        1,703,312
  2,315   Northeastern PA Hosp & Ed Auth Hlthcare Rev                      7.125   10/01/29        2,394,729
  2,650   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak
          Proj Ser A (AMT)                                                 6.500   11/01/16        2,857,734
  2,900   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak
          Proj Ser A (AMT)                                                 6.125   11/01/21        3,117,326
  2,755   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak
          Proj Ser A (AMT)                                                 6.250   11/01/31        2,985,538
  3,000   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak
          Proj Ser A (AMT)                                                 6.375   11/01/41        3,260,910
  2,230   Pennsylvania Econ Dev Fin Northwestern Human Svc Ser A           5.250   06/01/28        1,939,052
  7,000   Pennsylvania Econ Dev Fin Reliant Energy Ser B (AMT)             6.750   12/01/36        7,556,360
  5,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ             5.500   05/01/34        5,279,050
    985   Pennsylvania St Higher Ed Student Assn Inc Proj Ser A            6.750   09/01/32        1,044,888
  1,565   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                    6.000   01/15/31        1,729,528
  2,600   Philadelphia, PA Auth for Indl Dev Baptist Home of
          Philadelphia Ser A                                               5.500   11/15/18        2,612,584
  5,485   Philadelphia, PA Auth for Indl Dev Baptist Home of
          Philadelphia Ser A                                               5.600   11/15/28        5,480,941
  3,050   Philadelphia, PA Auth for Indl Pauls Run Ser A                   5.875   05/15/28        3,124,451
  1,090   Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj Ser A          6.750   04/01/23        1,199,207

  1,500   Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj Ser A          6.875   04/01/34        1,640,235
  8,500   Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg                 7.750   12/01/17        8,687,425
  2,180   Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev Rfdg         6.500   07/01/27        2,208,972
  1,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Centralized Comp Human Svcs Ser A                                6.125   01/01/13        1,015,520
  4,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Centralized Comp Human Svcs Ser A                                7.250   01/01/21        4,326,680
  2,495   Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp               5.500   11/15/15        2,540,783
  2,000   Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp Ser A         6.625   11/15/23        2,019,600
  2,000   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian
          Cmnty Hosp Proj Rfdg (Prerefunded @ 01/15/07)                    7.125   01/15/13        2,140,560
  1,465   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian
          Cmnty Hosp Proj Rfdg (Prerefunded @ 01/15/07)                    7.250   01/15/17        1,570,407
  3,100   Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian
          Cmnty Hosp Proj Rfdg (Prerefunded @ 01/15/07)                    7.350   01/15/22        3,326,982
  3,600   Westmoreland Cnty, PA Indl Dev Auth Rev Hlthcare Fac
          Redstone Rfdg                                                    5.850   11/15/29        3,599,784
  2,500   Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone
          Ser B                                                            8.000   11/15/23        2,764,700
  2,960   Wilkinsburg, PA Muni Auth Hlth Fac Rev Monroeville
          Christian Ser A                                                  8.250   03/01/27        3,125,198
                                                                                              --------------
                                                                                                 275,652,872
                                                                                              --------------

          RHODE ISLAND 0.4%
  2,000   Rhode Island St Econ Dev Corp Rev Oblig Providence Place         7.250   07/01/20        1,987,700
  7,310   Rhode Island St Hlth & Ed Bldg Hosp Fin Lifespan Oblig
          Grp                                                              6.500   08/15/32        8,186,250
    680   Rhode Island St Hlth & Ed Hosp Fin Ser A                         5.875   09/15/23          698,979
  5,490   Rhode Island St Hlth & Ed Hosp Fin Ser A                         6.000   09/15/33        5,637,407
  1,500   Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg Ser A              6.875   05/01/22        1,605,840
                                                                                              --------------
                                                                                                  18,116,176
                                                                                              --------------

          SOUTH CAROLINA 1.7%
  2,000   Lexington Cnty, SC Hlth Svcs                                     5.500   05/01/32        2,132,480
  2,000   Lexington Cnty, SC Hlth Svcs                                     5.500   05/01/37        2,134,400
  1,450   Loris, SC Cmnty Hosp Dist Hosp Rev Ser B                         5.625   01/01/29        1,470,518
  1,915   Medical Univ SC Hosp Auth Ser A Rfdg (Prerefunded @
          08/15/12)                                                        6.250   08/15/22        2,251,810
  1,700   Medical Univ SC Hosp Auth Ser A Rfdg (Prerefunded @
          08/15/12)                                                        6.375   08/15/27        2,012,052
  7,000   Richland Cnty, SC Environmental Impt Rev Intl Paper
          (AMT)                                                            6.100   04/01/23        7,586,460
  5,050   South Carolina Jobs Econ Dev Auth Econ Dev Rev Bon
          Secours Hlth Sys Inc Ser A                                       5.625   11/15/30        5,407,187
    543   South Carolina Jobs Econ Dev Auth Econ Dev Rev
          Westminster Presbyterian Ctr                                     6.750   11/15/10          585,772
    500   South Carolina Jobs Econ Dev Auth Econ Dev Rev
          Westminster Presbyterian Ctr                                     7.500   11/15/20          546,860
  1,200   South Carolina Jobs Econ Dev Auth Hlth Fac Rev First
          Mtg Lutheran Homes Rfdg                                          5.650   05/01/18        1,159,896
  2,500   South Carolina Jobs Econ Dev Auth Hlth Fac Rev First
          Mtg Westley Commons Proj                                         8.000   10/01/31        2,770,525
  5,000   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt
          Palmetto Hlth Alliance Ser A Rfdg                                6.125   08/01/23        5,555,250

  9,900   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt
          Palmetto Hlth Alliance Ser A Rfdg                                6.250   08/01/31       11,011,374
  4,500   South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt
          Palmetto Hlth Alliance Ser C Rfdg                                6.375   08/01/34        5,034,915
  5,500   South Carolina Jobs Econ Dev First Mtg Lutheran Homes            6.625   05/01/20        5,634,695
  2,540   South Carolina Jobs Econ Dev First Mtg Lutheran Homes
          Rfdg                                                             5.700   05/01/26        2,427,046
  4,000   South Carolina Jobs Econ Dev First Mtg Wesley Commons
          Proj Rfdg (a)                                                    7.750   10/01/33        4,389,440
  3,000   South Carolina Jobs Econ Dev First Mtg Westley Commons
          Proj                                                             7.750   10/01/24        3,306,000
  1,650   South Carolina Jobs Econ Episcopal Home Still Proj Ser A         6.250   05/15/25        1,724,910
  3,350   South Carolina Jobs Econ Episcopal Home Still Proj Ser A         6.375   05/15/32        3,539,610
  5,015   Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev
          Ser B                                                            6.375   05/15/28        5,412,990
  2,885   Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev
          Ser B                                                            6.375   05/15/30        3,324,501
                                                                                              --------------
                                                                                                  79,418,691
                                                                                              --------------

          SOUTH DAKOTA 0.5%
  3,750   Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj
          Ser A                                                            7.000   12/01/35        3,762,525
  3,600   Mobridge, SD Hlthcare Fac Rev Mobridge Regl Hosp Proj            6.500   12/01/22        3,559,140
  1,750   Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Ser A           6.625   11/15/23        1,832,285
  3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Ser A           6.750   11/15/33        3,384,745
  6,270   Sioux Falls, SD Multi-Family Hsg Inn Westport Proj Ser
          A (Acquired 01/26/04, Cost $6,339,925) (c)                       7.500   12/01/34        6,494,842
  1,000   South Dakota St Hlth & Ed Fac Auth Rev Huron Regl Med
          Ctr                                                              7.250   04/01/20        1,012,620
  2,000   South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly Hosp &
          Hlth Sys Ser A                                                   5.250   11/01/34        2,114,760
  1,600   Winner, SD Econ Dev Rev Winner Regl Hlthcare Ctr Rfdg
          (a)                                                              6.000   04/01/28        1,600,016
                                                                                              --------------
                                                                                                  23,760,933
                                                                                              --------------

          TENNESSEE 1.5%
  1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg
          Ser B Impt & Rfdg                                                8.000   07/01/33        1,209,100
  1,200   Johnson City, TN Hlth & Ed Appalachian Christian Vlg
          Proj Ser A                                                       6.000   02/15/19        1,216,584
  1,000   Johnson City, TN Hlth & Ed Appalachian Christian Vlg
          Proj Ser A                                                       6.000   02/15/24        1,007,080
  5,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg
          Mtn States Hlth Ser A Rfdg                                       7.500   07/01/25        6,010,600
  7,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg
          Mtn States Hlth Ser A Rfdg                                       7.500   07/01/33        8,359,540
  1,200   Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev
          Appalachian Christian Vlg Proj Ser A                             6.250   02/15/32        1,240,500
  7,000   Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev
          Baptist Hlth Sys East TN                                         6.500   04/15/31        7,519,050
  2,700   Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN Hosp Ser B
          Rfdg                                                             5.750   07/01/33        2,903,013
  4,850   Metropolitan Govt Nashville & Davidson Blakeford at
          Green Hills Rfdg                                                 5.650   07/01/24        4,756,007
  1,650   Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A                   7.000   12/01/23        1,738,391

  6,500   Shelby Cnty, TN Hlth & Ed Germantown Vlg Ser A                   7.250   12/01/34        6,873,685
  5,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Drivers
          Ser 254 (Inverse Fltg) (Acquired 04/24/02, Cost
          $4,922,800) (a) (b) (c)                                         10.067   09/01/21        6,875,600
    375   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac
          Kirby Pines Ser A                                                6.250   11/15/16          379,436
  7,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac
          Kirby Pines Ser A                                                6.375   11/15/25        7,042,630
  4,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hosp
          Wellmont Hlth Sys Proj                                           6.250   09/01/32        4,974,255
  1,750   Sweetwater, TN Indl Dev Brd Mtg Rev Wood Presbyterian
          Home Proj (a)                                                    7.500   01/01/18        1,793,925
  4,070   Sweetwater, TN Indl Dev Brd Mtg Rev Wood Presbyterian
          Home Proj (a)                                                    7.750   01/01/29        4,172,890
    720   Tennessee Hsg Dev Agy Ser 2001 3B                                5.350   07/01/32          746,856
                                                                                              --------------
                                                                                                  68,819,142
                                                                                              --------------

          TEXAS 8.8%
  1,805   Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)          7.250   01/01/25        1,835,902
    410   Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC
          Proj Ser A (AMT)                                                 6.250   10/01/08          411,509
  3,775   Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC
          Proj Ser A (AMT)                                                 6.500   10/01/23        3,677,001
  2,000   Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears
          Methodist Retirement Ser A                                       6.750   11/15/28        2,069,960
  5,000   Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears
          Methodist Retirement Ser A                                       7.000   11/15/33        5,483,250
  6,800   Alliance Arpt Auth Inc TX Spl Amern Airl Inc Proj (AMT)          7.500   12/01/29        5,948,980
  1,700   Atlanta, TX Hosp Auth Fac Rev                                    6.750   08/01/29        1,754,927
  1,000   Austin, TX Conv Enterprises Inc First Tier Ser A                 6.700   01/01/28        1,080,530
  2,000   Austin-Bergstorm Landhost Enteprises Inc TX Arpt Hotel
          Sr Ser A (d)                                                     6.750   04/01/27          929,820
    750   Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement
          Residence Proj                                                   6.125   07/01/22          816,105
  1,000   Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement
          Residence Proj                                                   6.300   07/01/32        1,086,900
  3,370   Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev
          Woodland Ridge Apt Proj Ser A (AMT)                              7.000   01/01/39        3,363,058
  1,585   Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj
          Ser C Rfdg (AMT)                                                 5.750   05/01/36        1,695,823
  5,000   Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj
          Ser A Rfdg (AMT)                                                 6.750   04/01/38        5,731,350
  9,500   Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj
          Ser B Rfdg (AMT)                                                 6.300   07/01/32       10,307,880
 10,000   Brazos Riv Auth TX Pollutn TX Util Co Ser A (AMT)                7.700   04/01/33       12,051,700
  1,000   Brazos Riv Auth TX Rev Reliant Energy Inc Proj Ser A
          Rfdg                                                             5.375   04/01/19        1,041,870
  2,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem
          Proj Ser A                                                       6.125   02/01/22        2,183,840
  3,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem
          Proj Ser A                                                       6.250   02/01/32        3,244,320
  6,000   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg                         7.250   04/01/32        6,252,840
  3,000   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev Amern
          Airl Inc (AMT)                                                   8.250   11/01/36        2,908,230
  7,080   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev Amern
          Airl Inc (AMT)                                                   7.250   11/01/30        5,993,149
  2,690   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev Amern
          Airl Inc (GTY AGMT: American Airlines) (AMT)                     6.375   05/01/35        2,028,852
 15,000   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev
          A-Subser 1 Rfdg (AMT)                                            8.500   05/01/29       15,104,100

 12,900   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev
          A-Subser 2 Rfdg (AMT)                                            9.000   05/01/29       13,360,530
 14,500   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev
          A-Subser 2 Rfdg (AMT)                                            9.125   05/01/29       15,109,870
  1,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT)
          (FGIC Insd)                                                      6.000   11/01/28        1,091,430
  3,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT)
          (FGIC Insd)                                                      6.000   11/01/32        3,274,290
  7,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT)
          (FSA Insd)                                                       5.000   11/01/35        7,107,170
  8,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A              7.000   09/01/25        8,921,120
  5,000   Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A              7.125   09/01/34        5,546,000
  5,390   Grand Prairie, TX Hsg Fin Corp                                   7.750   01/01/34        5,618,806
  1,995   Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)               6.500   01/01/24        2,096,685
  3,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd
          Med Ctr Proj Ser A                                               6.375   10/01/21        3,310,080
  5,320   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd
          Med Ctr Proj Ser A                                               6.500   10/01/26        5,852,372
  2,000   Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd
          Med Ctr Proj Ser A                                               6.500   10/01/29        2,193,860
    540   Gulf Coast Waste Disp Auth Ser A Rfdg (AMT)                      6.100   08/01/24          580,387
  1,050   Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)         5.700   04/01/32        1,077,027
  5,510   Harris Cnty, TX Hlth Fac Dev Corp Rev Drivers Ser 223
          (Inverse Fltg) (Acquired 07/31/01, Cost $5,544,649) (b)
          (c)                                                              8.292   02/15/17        6,819,507
  2,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A          6.375   06/01/29        2,214,700
  2,000   Harris Cnty, TX Indl Dev Corp Continental Airl Proj
          Rfdg (AMT) (Acquired 01/26/01, Cost $1,650,236) (c)              5.375   07/01/19        1,637,760
  4,750   Harris Cnty-Houston, TX Sports Auth Spl Rev Jr Lien Ser
          B Rfdg (MBIA Insd) (i)                                           5.250   11/15/40        5,015,668
 10,095   Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj                 6.875   08/15/26       10,966,602
  4,075   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser B (AMT)          6.125   07/15/17        3,754,501
  6,375   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser C (AMT)          6.125   07/15/27        5,468,220
  1,275   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser C (AMT)          5.700   07/15/29        1,015,601
  7,000   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser E (AMT)          6.750   07/01/21        6,875,820
  4,000   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser E (AMT)          7.375   07/01/22        4,061,400
 23,785   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser E (AMT)          6.750   07/01/29       22,871,180
  9,000   Houston, TX Arpt Sys Rev Spl Fac Contl Airl Ser E (AMT)          7.000   07/01/29        8,911,350
  1,000   Houston, TX Arpt Sys Rev Sub Lien Ser C (FGIC Insd)              5.000   07/01/28        1,021,240
    500   Houston, TX Hlth Fac Dev Corp Buckingham Sr Living
          Cmnty Ser A                                                      7.000   02/15/23          556,545
  4,000   Houston, TX Hlth Fac Dev Corp Buckingham Sr Living
          Cmnty Ser A                                                      7.125   02/15/34        4,441,040
  4,000   Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)                 6.375   01/01/23        4,174,200
  1,500   Houston, TX Util Sys Rev Comb First Lien Rfdg (g)                4.750   11/15/30        1,536,300
  5,000   Houston, TX Util Sys Rev Comb First Lien Rfdg (g)                5.000   11/15/35        5,293,150

 10,000   Houston, TX Util Sys Rev Drivers Ser 506 (Inverse Fltg)
          (Acquired 08/24/04, Cost $10,901,842) (MBIA Insd) (a)
          (b) (c) (i)                                                      7.689   05/15/12       11,752,400
  3,370   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon
          Proj Ser A (d)                                                   6.500   07/01/19        2,865,612
  1,500   Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon
          Proj Ser A (d)                                                   6.500   07/01/29        1,230,600
  2,840   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys
          of East TX Rfdg (Prerefunded @ 02/15/06)                         6.875   02/15/26        2,945,222
  8,500   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys
          of East TX Rfdg                                                  5.700   02/15/28        8,861,930
  8,815   Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc
          Apt Proj                                                         6.500   12/01/30        8,658,357
  4,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian
          Care Ctr Ser A                                                   6.400   02/15/20        4,057,960
  1,000   Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian
          Care Ctr Ser A                                                   7.625   02/15/28        1,093,100
  1,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem
          Hosp Proj                                                        6.625   01/01/11        1,031,280
  2,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem
          Hosp Proj                                                        7.250   01/01/31        2,603,350
  2,000   Midlothian, TX Auth Tax (Acquired 12/02/04, Cost
          $2,000,000) (c)                                                  6.200   11/15/29        2,031,220
  2,820   Midlothian, TX Dev Auth Tax                                      6.700   11/15/23        2,924,368
  2,000   Midlothian, TX Dev Auth Tax                                      7.875   11/15/26        2,223,120
  1,530   North Central, TX Hlth Fac Dev Corp Rev Hlth Fac C C
          Young Mem Proj                                                   6.300   02/15/15        1,557,923
  2,250   North Central, TX Hlth Fac Dev Corp Rev Hlth Fac C C
          Young Mem Proj                                                   6.375   02/15/20        2,297,925
  5,000   North TX Hlth Fac Dev Corp Hosp Rev Utd Regl Hlthcare
          Sys Inc Proj                                                     5.500   09/01/28        5,279,550
  3,785   Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at
          Pine Hallow                                                      8.000   03/01/28        3,858,429
  3,000   Richardson, TX Hosp Auth Rev Richardson Regl Impt & Rfdg         6.000   12/01/34        3,255,360
  2,430   Rusk Cnty, TX Hlth Fac Corp Hosp Rev Henderson Mem Hosp
          Proj Rfdg                                                        7.750   04/01/13        2,432,333
  2,000   Sabine River Auth TX Pollutn Ctl Rev TX Elec Proj Ser A
          Rfdg (AMT)                                                       6.450   06/01/21        2,146,980
    500   San Antonio, TX Hlth Fac Dev Corp Rev Encore Nursing
          Ctr Part                                                         8.250   12/01/19          501,045
  2,000   San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev
          Beverly Oaks Apt Proj Ser A                                      7.750   02/01/27        1,761,580
  1,845   San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev
          Marbach Manor Apt Proj Ser A (AMT)                               8.125   06/01/27        1,804,189
  1,401   Texas Gen Svc Cmnty Part Int Office Bldg & Land
          Acquisition Proj                                                 7.000   08/01/24        1,411,900
    960   Texas St Dept Hsg & Cmnty Affairs Single Family Rev Mtg
          Ser A (AMT) (MBIA Insd)                                          5.500   03/01/26        1,006,147
    975   Texas St Dept Hsg & Cmnty Affairs Single Family Rev Mtg
          Ser A (AMT) (MBIA Insd)                                          5.550   03/01/34        1,018,797
  2,000   Texas St Pub Fin Auth Sch Excellence Ed Proj Ser A
          (Acquired 12/02/04, Cost $1,986,049) (c)                         7.000   12/01/34        2,098,900
  1,000   Texas St Student Hsg Corp MSU Proj Midwestern St Univ            6.500   09/01/22        1,070,240
  4,375   Texas St Student Hsg Corp MSU Proj Midwestern St Univ            6.500   09/01/34        4,653,250
    560   Texas St Wtr Fin Assistance Ser A (AMT)                          5.125   08/01/42          582,053
  6,200   Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp                 6.000   07/01/29        6,448,186
  3,140   Tomball, TX Hosp Auth Rev Rfdg                                   6.125   07/01/23        3,184,274
  1,000   Tyler, TX Hlth Fac Dev Corp Mother Frances Hosp                  5.750   07/01/33        1,063,020

 15,550   University, TX Univ Rev Drivers Ser 517 (Inverse Fltg)
          (Acquired 09/22/04, Cost $3,719,000) (b) (c)                     7.431   07/01/23       17,753,124
 12,500   University, TX Univ Rev Drivers Ser 584 (Inverse Fltg)
          (Acquired 11/09/04, Cost $13,131,415) (b) (c)                    7.189   08/15/12       14,027,500
  8,105   Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Ser A Rfdg         6.250   01/01/28        8,288,092
  4,500   Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj                   7.500   12/01/29        4,403,430
                                                                                              --------------
                                                                                                 412,959,053
                                                                                              --------------

          UTAH 0.5%
  3,000   Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000-1             8.250   02/01/21        3,036,810
    500   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)               7.600   09/01/06          150,000
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (e)               7.800   09/01/15          300,000
 10,235   Mountain Regl Wtr Spl Svc Dist Utah Spl Impt Dist No
          2002-1                                                           7.000   12/01/18       10,661,902
  4,285   South Jordan, UT Spl Assmt Spl Impt Dist No 99-1                 6.875   11/01/17        4,330,764
  2,435   Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj Ser A                 6.875   07/01/27        2,470,088
                                                                                              --------------
                                                                                                  20,949,564
                                                                                              --------------

          VERMONT 0.5%
  1,155   Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj Ser B         6.750   03/01/24        1,220,639
  3,720   Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj Ser B         6.750   03/01/29        3,927,502
  1,290   Vermont Ed & Hlth Bldg Fin Agy Rev Developmental &
          Mental Hlth Ser A                                                6.375   06/15/22        1,386,660
  2,170   Vermont Ed & Hlth Bldg Fin Agy Rev Developmental &
          Mental Hlth Ser A                                                6.500   06/15/32        2,312,048
    475   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev
          Mental Hlth Ser A                                                6.000   12/15/09          509,514
  1,930   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev
          Mental Hlth Ser A                                                6.125   12/15/14        2,069,616
  1,325   Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev
          Mental Hlth Ser A                                                6.250   12/15/19        1,419,844
  1,805   Vermont Ed & Hlth Bldg Fin Bennington College Proj (a)           6.500   10/01/14        1,896,658
  4,130   Vermont Ed & Hlth Bldg Fin Bennington College Proj               6.625   10/01/29        4,312,174
  2,275   Vermont Ed & Hlth Bldgs Fin Agy Rev Hlthcare Fac Copley
          Manor Proj                                                       6.250   04/01/33        2,179,973
                                                                                              --------------
                                                                                                  21,234,628
                                                                                              --------------

          VIRGINIA 2.7%
  2,500   Albemarle Cnty, VA Indl Dev Auto Residential Care Fac
          Ser A                                                            6.200   01/01/31        2,637,775
  2,955   Alexandria, VA Indl Dev Auth Rev Saint Coletta Sch Proj
          (a)                                                              7.750   10/15/26        3,080,735
    215   Alexandria, VA Indl Dev Auth Rev Saint Coletta Sch Proj
          (a)                                                              7.750   10/15/26          224,148
  2,000   Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj
          Rfdg (AMT)                                                       6.300   12/01/25        2,080,580
  1,900   Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj
          Ser A Rfdg (AMT)                                                 6.550   12/01/25        1,983,486
  2,037   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser A                     6.750   03/01/22        2,189,734
  3,845   Bell Creek Cmnty Dev Auth VA Spl Assmt Ser B (a)                 7.000   03/01/32        4,151,100
 10,000   Broad Str Cmnty Dev Auth VA                                      7.500   06/01/33       11,273,400

  1,463   Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev
          Celebrate VA North Proj Ser B                                    6.600   03/01/25        1,589,037
  8,000   Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev
          Celebrate VA North Proj Ser B                                    6.750   03/01/34        8,666,720
  4,000   Chesterfield Cnty, VA Indl Dev Elec & Pwr Ser A                  5.875   06/01/17        4,404,080
  2,490   Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj              6.250   03/01/26        2,578,071
  2,560   Fairfax Cnty, VA Redev & Hsg Auth Multi-Family Hsg Rev           7.600   10/01/36        2,740,864
    740   Greensville Cnty, VA Indl Dev Auth Rev Indl Dev
          Wheeling Steel Proj Ser A (AMT)                                  7.000   04/01/14          679,949
  2,665   Hampton, VA Redev & Hsg Auth Rev First Mtg Olde Hampton
          Ser A Rfdg                                                       6.500   07/01/16        2,595,150
  3,000   Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev
          Utd Methodist Ser A                                              6.700   06/01/27        3,223,800
  4,000   Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev
          Utd Methodist Ser A Rfdg                                         6.500   06/01/22        4,316,040
  5,200   Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev
          Ser A (AMT)                                                      5.700   11/01/27        5,432,336
  1,200   James City Cnty, VA Indl Dev Auth Residential Care Fac
          Rev First Mtg Williamsburg Ser A Rfdg                            6.000   03/01/23        1,297,836
  3,000   James City Cnty, VA Indl Dev Auth Residential Care Fac
          Rev First Mtg Williamsburg Ser A Rfdg                            6.125   03/01/32        3,203,670
  1,000   Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp Ctr Ser A
          (Prerefunded @ 06/01/12)                                         6.100   06/01/32        1,156,950
    500   Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty
          A                                                                6.000   01/01/25          520,215
  1,950   Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty
          A                                                                6.125   01/01/35        2,017,256
  7,000   Peninsula Port Auth VA Residential Care Fac Rev VA
          Baptist Homes Ser A                                              7.375   12/01/23        7,910,280
 10,500   Peninsula Port Auth VA Residential Care Fac Rev VA
          Baptist Homes Ser A                                              7.375   12/01/32       11,756,430
  5,625   Richmond, VA Redev & Hsg Auth Multi-Family Rev Ser A
          Rfdg (a)                                                         8.750   12/15/21        5,412,375
  7,000   Roanoke Cnty, VA Indl Dev Auth Glebe Inc Ser A                   6.300   07/01/35        7,228,830
  2,200   Tobacco Settlement Fin Corp VA                                   5.500   06/01/26        2,293,368
 12,000   Tobacco Settlement Fin Corp VA                                   5.625   06/01/37       12,473,520
  4,000   Virginia Gateway Cmnty Dev Prince William Cnty                   6.375   03/01/30        4,446,280
    570   Virginia Small Business Fin Indl Dev SIL Clean Wtr Proj
          (AMT)                                                            7.250   11/01/09          580,910
  1,700   Virginia Small Business Fin Indl Dev SIL Clean Wtr Proj
          (AMT)                                                            7.250   11/01/24        1,721,777
                                                                                              --------------
                                                                                                 125,866,702
                                                                                              --------------

          WASHINGTON 1.3%
  2,000   Kennewick, WA Pub Hosp Dist Impt & Rfdg                          6.300   01/01/25        2,071,440
    600   King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp           7.000   12/01/11          641,730
    400   King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp           7.250   12/01/15          416,220
  2,400   Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)           7.125   04/01/20        2,256,168
 21,000   Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)           7.250   04/01/30       19,634,580
  2,000   Skagit Cnty, WA Pub Hosp Dist Rfdg                               6.000   12/01/18        2,199,620
  1,000   Skagit Cnty, WA Pub Hosp Dist Rfdg                               6.000   12/01/23        1,096,210
  2,445   Tobacco Settlement Auth WA Tob Settlement Rev                    6.500   06/01/26        2,713,632
  8,315   Tobacco Settlement Auth WA Tob Settlement Rev                    6.625   06/01/32        9,335,251

 10,975   Washington St Drivers Ser 509 (Inverse Fltg) (Acquired
          09/08/04, Cost $11,324,672) (MBIA Insd) (a) (b) (c)              7.189   07/01/12       12,422,493
  8,670   Washington St Drivers Ser 593 (Inverse Fltg) (Acquired
          11/10/04, Cost $9,025,272) (FSA Insd) (a) (b) (c)                7.189   07/01/12        9,795,973
                                                                                              --------------
                                                                                                  62,583,317
                                                                                              --------------

          WEST VIRGINIA 0.0%
  1,250   Randolph Cnty, WV Bldg Commn Rev Crossover Elkins Regl
          Proj Rfdg                                                        6.125   07/01/23        1,183,150
                                                                                              --------------

          WISCONSIN 2.6%
  6,405   Badger Tob Asset Securitization Corp WI                          6.375   06/01/32        7,009,120
  4,180   Baldwin, WI Hosp Rev Mtg Ser A                                   6.375   12/01/28        4,206,794
  3,750   Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc
          Proj                                                             6.500   04/01/33        3,798,563
  2,625   Milwaukee, WI Rev Sub Air Cargo (AMT)                            7.500   01/01/25        2,711,809
  4,250   Wisconsin St Drivers Ser 490 (Inverse Fltg) (Acquired
          08/04/04, Cost $4,776,554) (MBIA Insd) (a) (b) (c)               7.189   05/01/12        5,065,788
  1,800   Wisconsin St Hlth & Ed Fac East Castle Pl Inc Proj               6.125   12/01/34        1,833,876
  6,000   Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare              6.400   04/15/33        6,706,620
  8,725   Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc
          Ser A                                                            5.600   02/15/29        9,044,597
  4,750   Wisconsin St Hlth & Ed Fac Auth Rev Clement Manor Rfdg           5.750   08/15/24        4,786,433
  3,750   Wisconsin St Hlth & Ed Fac Auth Rev Froedert & Cmnty
          Hlth Oblig                                                       5.375   10/01/30        3,950,475
    125   Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn
          (ACA Insd) (a)                                                   7.200   11/01/05          125,783
  2,000   Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn
          (ACA Insd)                                                       7.875   11/01/22        2,052,340
  3,000   Wisconsin St Hlth & Ed Fac Auth Rev Hlthcare Dev Inc
          Proj (Prerefunded @ 11/15/09)                                    6.250   11/15/20        3,342,030
  5,000   Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee Catholic
          Home Inc Proj                                                    7.500   07/01/26        5,149,100
  7,035   Wisconsin St Hlth & Ed Fac Auth Rev Natl Regency of New
          Berlin Proj (Prerefunded @ 02/15/06)                             8.000   08/15/25        7,324,631
  2,750   Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj
          Ser A                                                            7.000   12/01/31        2,871,660
  2,000   Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj
          Ser A                                                            7.000   08/15/19        2,089,100
  1,250   Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj
          Ser A                                                            7.625   08/15/30        1,319,925
  1,115   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton
          Glen Inc Proj (a)                                                5.750   10/01/18        1,120,787
  2,485   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton
          Glen Inc Proj                                                    5.750   10/01/28        2,422,900
    360   Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton
          Glen Inc Proj                                                    5.900   10/01/28          357,736
  1,200   Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc
          Proj                                                             6.500   07/01/23        1,269,948
  1,000   Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc
          Proj                                                             6.625   07/01/28        1,057,370
  2,800   Wisconsin St Hlth & Ed Fac Auth Rev Wheaton Franciscan
          Svcs Ser A                                                       5.125   08/15/33        2,897,888
  2,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc
          Ser A                                                            6.500   08/15/24        2,135,500
  2,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc
          Ser A                                                            6.500   08/15/26        2,134,060

  1,000   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc
          Ser A                                                            6.750   08/15/34        1,074,260
    250   Wisconsin St Hlth & Ed Fac Blood Ctr Southeastern Proj           5.500   06/01/24          267,620
    750   Wisconsin St Hlth & Ed Fac Blood Ctr Southeastern Proj           5.750   06/01/34          808,860
  1,215   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj               7.125   01/15/22        1,305,019
  2,355   Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj               7.250   01/15/33        2,529,929
  2,380   Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare Ser C          7.500   05/01/32        2,513,375
  3,500   Wisconsin St Hlth & Ed Fac Drivers Ser 399 (Inverse
          Fltg) (Acquired 03/02/04, Cost $4,071,565) (MBIA Insd)
          (a) (b) (c)                                                      9.795   02/15/11        4,156,075
  3,000   Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj
          (Prerefunded @ 11/15/09)                                         6.250   11/15/28        3,342,030
  2,250   Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A                  6.250   04/01/34        2,311,448
  4,500   Wisconsin St Hlth & Ed Fac St John's Home & Sunrise Care         5.625   12/15/22        4,500,495
  4,000   Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                      6.000   11/15/23        4,399,920
  5,800   Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                      6.000   11/15/32        6,311,386
  2,750   Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the
          Aging                                                            5.700   03/01/28        2,648,525
                                                                                              --------------
                                                                                                 122,953,775
                                                                                              --------------

          WYOMING 0.0%
  2,100   Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr                  6.750   12/01/22        2,220,183
                                                                                              --------------

          PUERTO RICO 0.3%
  2,500   Puerto Rico Comwlth Driver Ser 491 (Inverse Fltg)
          (Acquired 08/04/04, Cost $3,137,044) (FGIC Insd) (a)
          (b) (c)                                                          8.189   07/01/12        3,276,575
  5,000   Puerto Rico Elec Pwr Auth Drivers Ser 500 (Inverse
          Fltg) (Acquired 08/24/04, Cost $5,499,429) (FGIC Insd)
          (a) (b) (c)                                                      7.189   07/01/12        5,861,500
  5,000   Puerto Rico Indl Tourist Ed & Tran Mem Mennonite Gen
          Hosp Proj Ser A                                                  6.500   07/01/26        5,003,250
                                                                                              --------------
                                                                                                  14,141,325
                                                                                              --------------
TOTAL INVESTMENTS 99.1%
   (Cost $4,366,426,746)                                                                       4,636,010,395
OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                                     40,142,690
                                                                                              --------------
NET ASSETS 100.0%                                                                             $4,676,153,085
                                                                                              ==============


     Percentages are calculated as a percentage of net assets.
*    Zero coupon bond
(a)  The Trust owns 100% of the bond issuance.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 11.8% of net assets.

(d)  Interest is accruing at less than the stated coupon.

(e)  Non-income producing security.

(f)  This borrower has filed for protection in federal bankruptcy court.

(g)  Securities purchased on a when-issued or delayed delivery basis.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(j)  Payment-in-kind security.

ACA      - American Capital Access
AMT      - Alternative Minimum Tax
CA MTG   - California Mortgage Insurance
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Administration
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GTY AGMT - Guarantee Agreement
LOC      - Letter of Credit
MBIA     - Municipal Bond Investors Assurance Corp.
XLCA     - XL Capital Assurance Inc.

FUTURE CONTRACTS OUTSTANDING AS OF AUGUST 31, 2005:

                                                                              UNREALIZED
                                                                            APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
                                                                ---------   -------------
SHORT CONTRACTS:
          U.S. Treasury Bonds Futures September 2005 (Current
          Notional Value of $118,375 per contract)                  3,500    $(12,092,413)
                                                                ---------   -------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax-Exempt Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: October 20, 2005